UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:   December 31,

Date of reporting period:   September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 0.9%
109,470	Aquarius Platinum Ltd. (GBP) * #	$32,656
3,267,753	Paladin Energy Ltd. (CAD) *	1,081,892
		1,114,548
Bermuda: 0.7%
86,954	Kosmos Energy Ltd. (USD) *	866,062
Canada: 4.1%
388,125	Africa Oil Corp. * †	1,708,715
108,948	First Quantum Minerals Ltd.	2,107,696
217,793	IAMGOLD Corp. (USD) *	601,109
127,943	Semafo, Inc. *	451,072
		4,868,592
Egypt: 21.6%
1,541,659	Commercial International Bank Egypt SAE (GDR) # Reg S	10,571,079
845,254	Egyptian Financial Group-Hermes Holding SAE * #	2,192,336
1,503,378	Egyptian Kuwaiti Holding Co. (USD) * #	1,397,715
424,621	Ezz Steel *	1,102,819
1,125,394	Global Telecom Holding SAE (GDR) * # Reg S	3,670,648
5,622,966	Orascom Telecom Media and Technology Holding SAE * #	923,558
328,275	Sidi Kerir Petrochemcials Co. #	881,896
2,304,142	Talaat Moustafa Group	3,689,824
762,437	Telecom Egypt #	1,460,645
		25,890,520
France: 2.1%
23,968	Bourbon SA #	650,041
132,813	Etablissements Maurel et Prom * #	1,869,219
		2,519,260
Ireland: 1.1%
8,587,625	Kenmare Resources Plc *	1,322,574
Kenya: 2.0%
16,377,600	Safaricom Ltd.	2,364,533
Malta: 0.1%
26,536	Brait SE *	171,055
Morocco: 9.1%
93,016	Attijariwafa Bank	3,665,687
84,074	Banque Centrale Populaire	1,863,125
61,513	Banque Marocaine du Commerce Exterieur	1,547,258
175,054	Douja Promotion Groupe Addoha SA	1,018,614
213,437	Maroc Telecom #	2,892,785
		10,987,469
Nigeria: 19.2%
39,105,597	First Bank Nigeria Holdings Plc #	3,203,863
35,269,702	Guaranty Trust Bank Plc #	6,405,800
351,464	Nestle Nigeria Plc	2,340,946
4,168,973	Nigerian Breweries Plc	4,483,588
36,362,259	United Bank for Africa Plc #	1,469,776
34,238,652	Zenith Bank Ltd. #	5,125,103
		23,029,076
Singapore: 1.0%
3,046,000	Golden Agri-Resources Ltd. #	1,231,028
South Africa: 20.0%
3,953	Aeci Ltd. #	41,889
87,362	African Bank Investments Ltd. #	6,927
6,074	African Rainbow Minerals Ltd. #	76,821
5,795	Anglo American Platinum Ltd. * #	187,292
34,677	AngloGold Ashanti Ltd. (ADR) *	416,124
15,824	ArcelorMittal South Africa Ltd. *	52,087
24,297	Aspen Pharmacare Holdings Ltd. #	722,441
27,634	Aveng Ltd. *	54,347
23,520	AVI Ltd. #	145,034
25,341	Barclays Africa Group Ltd. #	345,021
12,747	Barloworld Ltd. #	104,251
27,230	Bidvest Group Ltd. #	688,073
6,033	Capitec Bank Holdings Ltd. † #	130,445
7,127	Clicks Group Ltd.	42,264
23,201	Coronation Fund Managers Ltd. #	198,163
35,937	Discovery Ltd. #	311,973
10,704	Exxaro Resources Ltd. † #	121,286
284,395	FirstRand Ltd. #	1,080,740
17,212	Foschini Group Ltd. #	178,275
55,043	Gold Fields Ltd. (ADR)	214,668
24,426	Harmony Gold Mining Co. Ltd. (ADR) *	52,760
46,655	Impala Platinum Holdings Ltd. * #	358,463
16,113	Imperial Holdings Ltd. #	247,647
22,154	Investec Ltd. #	185,435
40,695	Investec PCL (GBP) #	341,698
8,303	JD Group Ltd.	17,637
5,116	Kumba Iron Ore Ltd. #	120,318
9,892	Liberty Holdings Ltd. #	107,781
85,673	Life Healthcare Group Holdings Ltd. #	337,275
25,587	Lonmin Plc (GBP) * #	76,720
5,678	Massmart Holdings Ltd. #	61,600
33,242	Mediclinic International Ltd. #	270,378
99,716	MMI Holdings Ltd. #	231,023
9,393	Mondi Ltd. #	153,536
18,301	Mr. Price Group Ltd. #	343,220
132,948	MTN Group Ltd. #	2,799,124
27,005	Murray & Roberts Holdings Ltd. * #	60,092
34,691	Nampak Ltd. #	126,198
29,213	Naspers Ltd. #	3,195,121
10,082	Nedbank Group Ltd. † #	194,836
74,567	Netcare Ltd. #	208,149
25,627	Northern Platinum Ltd. * #	83,272
18,208	Pick n Pay Stores Ltd. #	84,843
43,544	PPC Ltd. #	113,788
38,199	Remgro Ltd. #	768,999
28,709	Resilient Property Income Fund Ltd.	185,341
8,763	Reunert Ltd. #	45,951
59,342	RMB Holdings Ltd. #	296,888
66,615	RMI Holdings #	208,710
153,806	Sanlam Ltd. #	886,448
25,870	Sappi Ltd. * #	101,338
48,015	Sasol Ltd. (ADR)	2,616,337
31,037	Shoprite Holdings Ltd. #	383,758
20,978	Sibanye Gold Ltd. (ADR)	177,893
11,973	Spar Group Ltd. #	132,956
90,700	Standard Bank Group Ltd. #	1,046,660
172,339	Steinhoff International Holdings Ltd. † #	824,243
9,701	Sun International Ltd.	102,778
23,837	Telkom SA SOC Ltd. * #	115,021
14,162	Tiger Brands Ltd. #	394,954
22,899	Truworths International Ltd. #	137,533
29,189	Vodacom Group Ltd. #	335,475
64,085	Woolworths Holdings Ltd. #	395,894
		24,046,212
United Kingdom: 17.1%
307,754	Acergy SA (NOK) #	4,399,344
1,140,988	Afren Plc * #	1,915,200
237,281	African Barrick Gold Ltd.	841,654
1,221,657	African Minerals Ltd. * † #	341,712
116,111	Anglo American Plc #	2,589,484
2,445,951	Cenatamin Plc	2,424,753
398,678	Old Mutual Plc #	1,169,428
662,434	Ophir Energy Plc * #	2,456,592
21,049	Petra Diamonds Ltd. *	64,903
15,131	Randgold Resources Ltd. (ADR)	1,022,704
322,331	Tullow Oil Plc #	3,360,652
		20,586,426
United States: 0.2%
3,029	Royal Caribbean Cruises Ltd.	203,821
Total Common Stocks (Cost: $106,961,266)		119,201,176
REAL ESTATE INVESTMENT TRUSTS: 0.8%
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	845
South Africa:0.8%
137,916	Capital Property Fund	146,970
143,242	Growthpoint Properties Ltd. #	312,411
19,770	Hyprop Investments Ltd.	151,833
318,585	Redefine Properties Ltd. #	273,894
		885,108
Total Real Estate Investment Trusts (Cost: $921,244)		885,953
MONEY MARKET FUND: 0.1% (Cost: $153,493)
153,493	Dreyfus Government Cash Management Fund	153,493
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $108,036,003)		120,240,622
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $1,214,890)
Money Market Fund: 1.0%
1,214,890	Bank of New York Overnight Government Fund	1,214,890
Total Investments: 101.1% (Cost: $109,250,893)		121,455,512
Liabilities in excess of other assets: (1.1)%		(1,284,831)
NET ASSETS: 100.0%		$120,170,681

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,129,447.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $80,911,686 which represents 67.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $845 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	4.7%	$5,646,169
Consumer Staples	7.8	9,300,971
Energy	17.5	21,045,340
Financials	42.3	50,903,704
Health Care	1.3	1,538,243
Industrials	0.8	952,714
Materials	13.4	16,138,199
Telecommunication Services	12.1	14,561,789
Money Market Fund	0.1	153,493
	100.0%	$120,240,622

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,081,892	$32,656	$—	$1,114,548
Bermuda	866,062	—	—	866,062
Canada	4,868,592	—	—	4,868,592
Egypt	4,792,643	21,097,877	—	25,890,520
France	—	2,519,260	—	2,519,260
Ireland	1,322,574	—	—	1,322,574
Kenya	2,364,533	—	—	2,364,533
Malta	171,055	—	—	171,055
Morocco	8,094,684	2,892,785	—	10,987,469
Nigeria	6,824,534	16,204,542	—	23,029,076
Singapore	—	1,231,028	—	1,231,028
South Africa	3,932,236	20,113,976	—	24,046,212
United Kingdom	4,354,014	16,232,412	—	20,586,426
United States	203,821	—	—	203,821
Real Estate Investment Trusts
Nigeria	—	—	845	845
South Africa	298,803	586,305	—	885,108
Money Market Funds	1,368,383	—	—	1,368,383
Total	$40,543,826	$80,910,841	$845	$121,455,512

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $11,476,011 and transfers from Level 2 to Level 1 were $12,876,170. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Real Estate Investment Trusts
Nigeria
Balance as of December 31, 2013	$519
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	326
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2014	$845

See Notes to Schedules of Investments

BRAZIL SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 82.1%
Automobiles & Components: 2.5%
178,700	Mahle-Metal Leve SA Industria e Comercio	$1,569,625
220,800	Tupy SA	1,677,818
		3,247,443
Banks: 0.0%
5,157	Banco ABC Brasil SA *	27,557
Capital Goods: 2.9%
251,000	Iochpe Maxion SA	1,710,420
285,250	Mills Estruturas e Servicos de Engenharia SA	2,085,987
		3,796,407
Commercial & Professional Services: 2.6%
219,900	American Banknote SA	3,440,780
Consumer Durables & Apparel: 14.6%
111,150	Arezzo Industria e Comercio SA	1,325,944
1,069,208	Brookfield Incorporacoes SA *	668,323
382,050	Direcional Engenharia SA	1,557,699
855,400	Even Construtora e Incorporadora SA	1,904,578
347,350	EZ Tec Empreendimentos e Participacoes SA	2,980,022
646,904	Gafisa SA (ADR) †	1,546,101
460,600	Grendene SA	3,198,938
406,655	Helbor Empreendimentos SA	883,834
773,900	MRV Engenharia e Participacoes SA	2,595,739
2,702,300	PDG Realty SA Empreendimentos e Participacoes *	1,214,393
203,000	Restoque Comercio e Confeccoes de Roupas SA *	679,224
18,000	Technos SA	73,905
150,400	Tecnisa SA	303,534
		18,932,234
Consumer Services: 7.3%
169,800	Abril Educacao SA	2,625,648
176,950	CVC Brasil Operadora e Agencia de Viagens SA	1,127,738
219,200	GAEC Educacao SA	2,649,833
176,450	International Meal Co. Holdings SA	1,283,142
174,300	Ser Educacional SA	1,794,448
		9,480,809
Energy: 1.4%
96,630	HRT Participacoes em Petroleo SA *	432,274
370,100	QGEP Participacoes SA	1,404,649
		1,836,923
Financials: 0.6%
194,240	GP Investments Ltd. (BDR) *	380,108
975,292	Rossi Residencial SA *	430,320
		810,428
Food & Staples Retailing: 1.3%
1,078,450	Brazil Pharma SA *	1,661,018
Food, Beverage & Tobacco: 7.5%
1,015,100	Marfrig Alimentos SA *	2,761,951
325,000	Minerva SA *	1,706,159
230,800	Sao Martinho SA	3,705,623
137,750	SLC Agricola SA	923,492
773,179	Vanguarda Agro SA *	631,747
		9,728,972
Health Care Equipment & Services: 3.9%
268,450	Fleury SA	1,551,861
961,750	Odontoprev SA	3,496,915
		5,048,776
Insurance: 0.7%
286,000	Brasil Insurance Participacoes e Administracao SA	934,736
Materials: 1.8%
2,510,618	Beadell Resources Ltd. (AUD) * † #	885,489
762,565	Magnesita Refratarios SA	981,342
488,850	Paranapanema SA *	421,397
		2,288,228
Media: 1.9%
159,050	Smiles SA	2,521,148
Real Estate: 8.0%
228,850	Aliansce Shopping Centers SA	1,729,639
692,100	BR Properties SA	3,675,743
554,900	Brasil Brokers Participacoes SA	750,370
213,100	Iguatemi Empresa de Shopping Centers SA	2,159,947
401,250	JHSF Participacoes SA	588,495
175,222	LPS Brasil Consultoria de Imoveis SA	780,992
95,750	Sonae Sierra Brasil SA	716,634
		10,401,820
Retailing: 5.1%
481,300	Cia Hering SA	4,876,413
320,150	Magazine Luiza SA	991,415
129,200	Marisa Lojas SA	822,362
		6,690,190
Software & Services: 1.9%
117,250	Linx SA	2,452,538
Transportation: 6.0%
361,951	Gol Linhas Aereas Inteligentes SA (ADR)	1,740,984
231,450	Julio Simoes Logistica SA	1,144,130
2,145,000	Prumo Logistica SA *	788,683
469,900	Santos Brasil Participacoes SA	3,182,899
125,600	Tegma Gestao Logistica SA	913,361
		7,770,057
Utilities: 12.1%
473,750	Alupar Investimento SA	3,358,007
216,600	Cia de Saneamento de Minas Gerais SA	2,743,172
928,700	EDP Energias do Brasil SA	3,794,097
1,208,800	Eneva SA *	345,689
294,722	Equatorial Energia SA	2,986,051
302,850	Light SA	2,558,651
		15,785,667
Total Common Stocks (Cost: $130,414,235)		106,855,731
PREFERRED STOCKS: 16.8%
Banks: 2.3%
188,304	Banco ABC Brasil SA	1,042,394
178,650	Banco Daycoval SA	678,764
120,500	Banco Industrial e Comercial SA *	359,371
700,484	Banco Pan SA *	901,450
		2,981,979
Capital Goods: 3.4%
1,675,200	Marcopolo SA	2,723,847
648,050	Randon Implementos e Participacoes SA	1,705,012
		4,428,859
Consumer Durables & Apparel: 2.0%
626,605	Alpargatas SA	2,639,280
Financials: 2.8%
613,900	Banco do Estado do Rio Grande do Sul SA	3,686,786
Insurance: 4.5%
933,068	Sul America SA	5,801,775
Media: 0.2%
43,200	Saraiva SA Livreiros Editores	246,202
Utilities: 1.6%
52,450	Cia Energetica do Ceara	803,544
360,050	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,248,830
		2,052,374
Total Preferred Stocks (Cost: $21,834,779)		21,837,255
REAL ESTATE INVESTMENT TRUST: 1.0% (Cost: $1,412,701)
Real Estate: 1.0%
25,877	FII BTG Pactual Corporate Office Fund	1,250,744
MONEY MARKET FUND: 0.1% (Cost: $144,897)
144,897	Dreyfus Government Cash Management Fund	144,897
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $153,806,612)		130,088,627

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8%
Repurchase Agreements: 0.8%
$99,909	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $99,909; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $101,907 including accrued interest)	99,909

1,000,000	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.01% due 10/1/14, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 10/2/14 to 10/1/44, valued at $1,020,000 including accrued interest)	1,000,000

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $1,099,909)		1,099,909
Total Investments: 100.8% (Cost: $154,906,521)		131,188,536
Liabilities in excess of other assets: (0.8)%		(1,082,968)
NET ASSETS: 100.0%		$130,105,568

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,010,683.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $885,489 which represents 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	34.0%	$44,187,626
Consumer Staples	8.7	11,389,990
Energy	1.4	1,836,923
Financials	19.6	25,465,505
Health Care	3.9	5,048,776
Industrials	14.9	19,436,103
Information Technology	1.9	2,452,538
Materials	1.8	2,288,228
Utilities	13.7	17,838,041
Money Market Fund	0.1	144,897
	100.0%	$130,088,627

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$3,247,443	$—	$—	$3,247,443
Banks	27,557	—	—	27,557
Capital Goods	3,796,407	—	—	3,796,407
Commercial & Professional Services	3,440,780	—	—	3,440,780
Consumer Durables & Apparel	18,932,234	—	—	18,932,234
Consumer Services	9,480,809	—	—	9,480,809
Energy	1,836,923	—	—	1,836,923
Financials	810,428	—	—	810,428
Food & Staples Retailing	1,661,018	—	—	1,661,018
Food, Beverage & Tobacco	9,728,972	—	—	9,728,972
Health Care Equipment & Services	5,048,776	—	—	5,048,776
Insurance	934,736	—	—	934,736
Materials	1,402,739	885,489	—	2,288,228
Media	2,521,148	—	—	2,521,148
Real Estate	10,401,820	—	—	10,401,820
Retailing	6,690,190	—	—	6,690,190
Software & Services	2,452,538	—	—	2,452,538
Transportation	7,770,057	—	—	7,770,057
Utilities	15,785,667	—	—	15,785,667
Preferred Stocks*	21,837,255	—	—	21,837,255
Real Estate Investment Trust*	1,250,744	—	—	1,250,744
Money Market Fund	144,897	—	—	144,897
Repurchase Agreements	—	1,099,909	—	1,099,909
Total	$129,203,138	$1,985,398	$—	$131,188,536

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

CHINAAMC A-SHARE ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.6%
Automobiles & Components: 3.1%
50,100	Beiqi Foton Motor Co. Ltd. #	$46,884
13,900	Byd Co. Ltd.	110,552
55,800	Chongqing Changan Automobile Co. Ltd.	124,515
24,100	FAW Car Co. Ltd.	43,572
41,700	Fuyao Glass Industry Group Co. Ltd. #	71,403
11,957	Great Wall Motor Co. Ltd.	59,225
25,100	Guangzhou Automobile Group Co. Ltd. #	34,648
30,700	Huayu Automotive Systems Co. Ltd. #	64,280
98,200	SAIC Motor Corp. Ltd. #	289,040
17,532	Weifu High-Technology Group Co. Ltd. #	74,470
		918,589
Banks: 17.5%
770,900	Agricultural Bank of China Ltd. #	312,616
188,140	Bank of Beijing Co. Ltd. #	245,980
194,900	Bank of China Ltd.	85,689
466,100	Bank of Communications Co. Ltd. #	325,704
61,700	Bank of Nanjing Co. Ltd. #	90,438
34,200	Bank of Ningbo Co. Ltd. #	57,272
88,000	China CITIC Bank Corp. Ltd. #	65,074
284,800	China Construction Bank Corp. #	188,800
590,900	China Everbright Bank Co. Ltd. #	266,600
489,913	China Merchants Bank Co. Ltd. #	828,979
804,620	China Minsheng Banking Corp. Ltd.	817,469
132,100	Huaxia Bank Co. Ltd. #	182,716
508,400	Industrial & Commercial Bank of China Ltd.	292,312
339,300	Industrial Bank Co. Ltd. #	564,811
169,640	Ping An Bank Co. Ltd. #	280,199
332,255	Shanghai Pudong Development Bank Co. Ltd. #	527,654
		5,132,313
Capital Goods: 11.2%
39,400	AVIC Aircraft Co. Ltd. # §	106,098
15,600	China Avic Electronics Co. Ltd.	67,995
44,700	China Baoan Group Co. Ltd. #	96,761
9,120	China CAMC Engineering Co. Ltd. #	28,804
120,300	China CNR Corp. Ltd. #	103,217
69,724	China Communications Construction Co. Ltd. #	53,804
20,400	China CSSC Holdings Ltd. #	120,676
64,300	China Gezhouba Group Co. Ltd. #	49,957
25,600	China International Marine Containers Group Co. Ltd. #	64,330
58,600	China National Chemical Engineering Co. Ltd. #	62,198
91,400	China Railway Construction Corp. Ltd. #	77,739
202,900	China Railway Group Ltd. #	103,289
208,200	China Shipbuilding Industry Co. Ltd.	222,094
17,500	China Spacesat Co. Ltd. #	68,406
445,220	China State Construction Engineering Corp. Ltd.	245,834
60,900	China XD Electric Co. Ltd. #	46,932
9,135	CPT Technology Group Co. Ltd. * #	32,452
139,900	CSR Corp. Ltd. #	119,806
19,800	Dongfang Electric Corp. Ltd. #	46,722
25,500	Fangda Carbon New Material Co. Ltd. #	44,317
25,100	Han’s Laser Technology Co. Ltd. #	79,835
10,400	Jiangsu Zhongnan Construction Group Co. Ltd.	14,907
12,800	Jiangxi Hongdu Aviation Industry Corp. Ltd. #	56,535
9,100	Luxshare Precision Industry Co. Ltd. #	48,399
144,600	Metallurgical Corp of China Ltd.	61,141
12,800	Minmetals Development Co. Ltd. #	25,727
43,300	NARI Technology Development Co. Ltd. #	120,821
4,500	Neway Valve Suzhou Co. Ltd. #	14,943
109,800	Power Construction Corp. of China Ltd. #	52,222
90,500	Sany Heavy Industry Co. Ltd. #	86,158
32,170	Shanghai Construction Co. Ltd. #	26,128
8,300	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	40,192
29,400	Shanxi Coal International Energy Group Co. Ltd. #	22,698
26,200	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	82,604
93,962	TBEA Co. Ltd.	152,586
31,500	Weichai Power Co. Ltd. #	104,063
36,800	XCMG Construction Machinery Co. Ltd. #	53,286
17,300	Xi’ An Aero-Engine Plc #	83,746
50,551	Xiamen C & D, Inc. #	52,944
45,600	Xinjiang Goldwind Science & Technology Co. Ltd. #	87,041
17,950	XJ Electric Co. Ltd.	61,105
26,500	Zhengzhou Yutong Bus Co. Ltd. #	78,726
130,400	Zoomlion Heavy Industry Science and Technology Co. Ltd.	103,779
		3,271,017
Commercial & Professional Services: 0.1%
11,900	Beijing Orient Landscape Co. Ltd.	36,498
Consumer Durables & Apparel: 3.6%
22,600	GoerTek, Inc. #	101,325
71,354	Gree Electric Appliances, Inc. #	322,350
5,500	Guangdong Alpha Animation and Culture Co. Ltd.	31,542
23,300	Hisense Electric Co. Ltd. #	44,075
50,097	Midea Group Co. Ltd.	162,302
45,000	Qingdao Haier Co. Ltd. #	116,320
9,000	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. #	16,503
19,000	Shenzhen MTC Co. Ltd. * #	26,045
103,100	Sichuan Changhong Electric Co. Ltd. # §	73,704
224,500	TCL Corp. #	98,680
46,200	Youngor Group Co. Ltd. #	61,899
		1,054,745
Consumer Services: 1.0%
8,700	China International Travel Service Corp. Ltd.	53,652
60,100	Shanghai Oriental Pearl Group Co. Ltd. # §	120,300
107,900	Shenzhen Overseas Chinese Town Co. Ltd.	95,804
10,434	Zhejiang Yasha Decoration Co. Ltd.	36,760
		306,516
Diversified Financials: 0.3%
47,200	Hong Yuan Securities Co. Ltd. #	93,272
Energy: 4.4%
54,300	China Coal Energy Co. Ltd. #	41,470
17,500	China Oilfield Services Ltd. #	55,381
166,800	China Petroleum & Chemical Corp.	143,992
97,925	China Shenhua Energy Co. Ltd. #	248,139
93,000	Guanghui Energy Co. Ltd. * #	133,452
14,800	Guizhou Panjiang Refined Coal Co. Ltd. #	19,984
14,200	Henan Dayou Energy Co. Ltd.	15,929
24,200	Jizhong Energy Resources Co. Ltd. #	27,788
52,480	Offshore Oil Engineering Co. Ltd. #	69,554
115,400	PetroChina Co. Ltd. #	146,423
35,100	Pingdingshan Tianan Coal Mining Co. Ltd. #	27,897
30,700	SDIC Xinji Energy Co. Ltd.	22,555
14,900	Shaanxi Coal Industry Co. Ltd. #	13,879
20,354	Shanxi Lanhua Sci-Tech Venture Co. Ltd. #	29,373
27,300	Shanxi Lu’an Environmental Energy Development Co. Ltd. * #	41,141
46,800	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	50,049
62,900	Wintime Energy Co. Ltd. #	50,027
35,700	Yang Quan Coal Industry Group Co. Ltd. #	41,612
11,450	Yantai Jereh Oilfield Services Group Co. Ltd.	72,697
17,500	Yanzhou Coal Mining Co. Ltd. #	25,300
		1,276,642
Financials: 7.3%
20,500	Avic Capital Co. Ltd. # §	69,118
98,500	Changjiang Securities Co. Ltd. #	109,534
69,000	China Merchants Securities Co. Ltd. * #	130,759
233,700	CITIC Securities Co. Ltd. #	507,324
122,200	Founder Securities Co. Ltd. * #	122,210
87,800	GF Securities Co. Ltd. #	156,635
29,100	Guoyuan Securities Co. Ltd. #	64,961
240,240	Haitong Securities Co. Ltd. #	404,013
83,104	Huatai Securities Co. Ltd. #	123,408
92,560	Industrial Securities Co. Ltd.	96,571
29,040	Northeast Securities Co. Ltd. #	45,597
20,600	Sealand Securities Co. Ltd. #	33,700
29,900	Shanxi Securities Co. Ltd. #	40,206
23,100	Sinolink Securities Co. Ltd. #	87,893
32,100	SooChow Securities Co. Ltd. #	53,851
33,500	Southwest Securities Co. Ltd. # §	58,176
10,700	Western Securities Co. Ltd. #	25,344
		2,129,300
Food & Staples Retailing: 0.8%
9,612	Jointown Pharmaceutical Group Co. Ltd.	26,537
22,900	Shanghai Friendship Group, Inc. Co. #	49,180
40,300	Shenzhen Agricultural Products Co. Ltd. #	83,638
48,300	Yonghui Superstores Co. Ltd.	61,860
		221,215
Food, Beverage & Tobacco: 5.3%
23,800	Beijing Dabeinong Technology Group Co. Ltd. #	53,447
41,700	Beijing Yanjing Brewery Co. Ltd. #	46,225
17,940	Beingmate Baby & Child Food Co. Ltd. #	48,897
18,225	Bright Dairy & Food Co. Ltd.	48,624
46,200	Gansu Yasheng Industrial Group Co. Ltd.	63,436
19,600	Henan Shuanghui Investment & Development Co. Ltd. #	107,265
72,750	Inner Mongolia Yili Industrial Group Co. Ltd.	306,902
9,600	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	98,651
13,514	Kweichow Moutai Co. Ltd. #	356,282
20,700	Luzhou Laojiao Co. Ltd. #	60,043
42,700	MeiHua Holdings Group Co. # §	41,431
18,600	New Hope Liuhe Co. Ltd. #	43,330
7,800	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	21,108
10,359	Tsingtao Brewery Co. Ltd. #	65,981
56,300	Wuliangye Yibin Co. Ltd. #	169,312
4,000	Yantai Changyu Pioneer Wine Co. Ltd. #	20,073
		1,551,007
Health Care Equipment & Services: 0.7%
6,500	Huadong Medicine Co. Ltd. #	63,524
21,365	Searainbow Holding Corp. *	74,836
28,500	Shanghai Pharmaceuticals Holding Co. Ltd. #	68,919
		207,279
Household & Personal Products: 0.3%
13,978	Shanghai Jahwa United Co. Ltd. #	81,735
Insurance: 5.0%
44,530	China Life Insurance Co. Ltd. #	112,752
93,248	China Pacific Insurance Group Co. Ltd. #	294,417
24,822	New China Life Insurance Co. Ltd. #	98,893
142,050	Ping An Insurance Group Co. of China Ltd. #	956,735
		1,462,797
Materials: 7.6%
85,400	Aluminum Corporation of China Ltd. * #	53,930
59,300	Anhui Conch Cement Co. Ltd. #	165,823
146,700	Baoshan Iron & Steel Co. Ltd. #	103,735
32,200	BBMG Corp. #	34,652
22,400	Beijing Kangde Xin Composite Material Co. Ltd. #	113,483
35,000	China Hainan Rubber Industry Group Co. Ltd.	47,716
17,400	China Minmetals Rare Earth Co. Ltd. * #	67,565
7,100	China Molybdenum Co. Ltd. #	8,648
17,500	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. #	32,971
39,000	CSG Holding Co. Ltd. #	50,108
126,100	Hebei Iron & Steel Co. Ltd.	46,829
43,200	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd. #	153,283
18,260	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	25,046
12,400	Inner Mongolia Yili Energy Co. Ltd.	15,269
237,400	Inner Mongolian Baotou Steel Union Co. Ltd. #	107,976
24,700	Jiangxi Copper Co. Ltd. #	55,551
28,700	Jinduicheng Molybdenum Co. Ltd. #	40,186
6,300	Kingenta Ecological Engineering Group Co. Ltd. #	25,566
45,600	Kingfa Sci & Tech Co. Ltd.	39,142
6,600	Luxin Venture Capital Group Co. Ltd.	18,479
127,500	Pangang Group Vanadium Titanium & Resources Co. Ltd. #	56,071
18,900	Qinghai Salt Lake Industry Co. Ltd.	56,335
3,700	Rising Nonferrous Metals Share Co. Ltd. * #	26,534
19,600	Shandong Gold Mining Co. Ltd. # §	54,883
34,400	Shandong Nanshan Aluminum Co. Ltd. #	37,505
42,800	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	53,457
65,105	Sinopec Shanghai Petrochemical Co. Ltd.	41,039
16,000	Tangshan Jidong Cement Co. Ltd. #	23,122
21,100	Tongling Nonferrous Metals Group Co. Ltd. #	39,175
32,133	Wanhua Chemical Group Co. Ltd. #	90,591
56,600	Western Mining Co. Ltd. #	60,814
10,100	Xiamen Tungsten Co. Ltd. #	49,545
64,960	Xinxing Ductile Iron Pipes Co. Ltd. #	47,719
27,500	Yunnan Chihong Zinc & Germanium Co. Ltd. # §	47,609
21,000	Yunnan Copper Industry Co. Ltd. * #	35,547
13,700	Yunnan Tin Co. Ltd. * #	37,802
13,400	Yunnan Yuntianhua Co. Ltd. #	20,139
31,800	Zhejiang Longsheng Group Co. Ltd. #	80,387
43,700	Zhongjin Gold Co. Ltd. #	60,675
234,600	Zijin Mining Group Co. Ltd. #	94,612
		2,219,519
Media: 2.1%
25,100	BesTV New Media Co. Ltd. # §	161,237
19,500	Chengdu B-Ray Media Co. Ltd.	41,333
21,400	China South Publishing & Media Group Co. Ltd. #	53,926
28,000	CITIC Guoan Information Industry Co. Ltd. #	40,498
13,700	Guangdong Advertising Co. Ltd.	56,099
32,900	Huawen Media Investment Group Corp. #	67,616
21,000	Hunan TV & Broadcast Intermediary Co. Ltd.	57,907
22,600	Jiangsu Phoenix Publishing & Media Corp. Ltd. # §	40,600
26,232	Jishi Media Co. Ltd. #	55,867
2,100	Wasu Media Holding Co. Ltd. * #	10,976
7,000	Zhe Jiang Daily Media Group Co. Ltd.	22,940
		608,999
Pharmaceuticals, Biotechnology: 5.5%
8,200	Beijing SL Pharmaceutical Co. Ltd. #	56,691
19,500	Beijing Tongrentang Co. Ltd. #	60,126
10,148	China Resources Double Crane Pharmaceutical Co. Ltd. #	31,514
11,676	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	41,928
25,900	Guangxi Wuzhou Zhongheng Group Co. Ltd. #	59,455
15,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	72,202
28,500	Harbin Pharmaceutical Group Co. Ltd. #	39,295
8,600	Hualan Biological Engineering, Inc.	40,692
12,500	Humanwell Healthcare Group Co. Ltd. #	56,234
22,150	Jiangsu Hengrui Medicine Co. Ltd. #	133,819
21,300	Jilin Aodong Medicine Industry Groups Co. Ltd. #	65,033
45,679	Kangmei Pharmaceutical Co. Ltd. #	119,143
15,500	Shandong Dong-E E-Jiao Co. Ltd. #	87,978
34,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	105,351
3,600	Shanghai RAAS Blood Products Co. Ltd. #	25,863
7,100	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	28,862
5,737	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	29,263
3,301	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	17,141
10,700	Sichuan Kelun Pharmaceutical Co. Ltd. #	55,494
18,400	Tasly Pharmaceutical Group Co. Ltd. #	124,669
21,327	Tonghua Dongbao Pharmaceutical Co. Ltd.	48,528
6,400	Xizang Haisco Pharmaceutical Group Co. Ltd.	22,892
15,400	Yunnan Baiyao Group Co. Ltd. #	128,655
2,300	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	31,025
15,000	Zhejiang Hisun Pharmaceutical Co. Ltd. #	41,952
19,500	Zhejiang Medicine Co. Ltd.	34,969
16,250	Zhejiang NHU Co. Ltd. #	39,922
		1,598,696
Real Estate: 4.4%
33,300	Beijing Capital Development Co. Ltd. #	29,907
15,700	China Fortune Land Development Co. Ltd.	64,457
30,700	China Merchants Property Development Co. Ltd. #	61,467
287,400	China Vanke Co. Ltd. #	429,176
71,900	Financial Street Holdings Co. Ltd. #	75,474
132,800	Gemdale Corp.	179,316
13,700	Jinke Properties Group Co. Ltd. #	24,580
190,704	Poly Real Estate Group Co. Ltd.	172,375
16,900	RiseSun Real Estate Development Co. Ltd. #	29,271
44,300	Shanghai Chengtou Holding Co. Ltd. #	52,477
12,100	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	35,595
23,000	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	30,877
24,200	Suning Universal Co. Ltd. #	21,437
74,300	Xinhu Zhongbao Co. Ltd. #	50,570
40,400	Zhejiang China Commodities City Group Co. Ltd. #	44,002
		1,300,981
Retailing: 1.3%
16,600	Haining China Leather Market Co. Ltd. #	39,594
39,900	Liaoning Cheng Da Co. Ltd. * #	105,406
23,400	Pang Da Automobile Trade Co. Ltd. * #	23,135
29,900	Shanghai Yuyuan Tourist Mart Co. Ltd. #	44,923
129,600	Suning Commerce Group Co. Ltd. * #	180,480
		393,538
Semiconductor: 0.4%
35,537	Sanan Optoelectronics Co. Ltd. #	88,718
10,400	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. * #	37,261
		125,979
Software & Services: 1.5%
16,500	Aisino Co. Ltd. #	67,662
16,680	Anhui USTC iFlytek Co. Ltd. #	85,004
20,200	DHC Software Co. Ltd. # §	56,394
11,200	Glodon Software Co. Ltd. #	49,712
25,542	Neusoft Corp.	65,566
8,200	People.cn Co. Ltd. #	65,432
17,320	Yonyou Software Co. Ltd.	47,084
		436,854
Technology Hardware & Equipment: 3.0%
25,300	Beijing Zhongke Sanhuan High-Tech Co. Ltd.	66,732
302,300	BOE Technology Group Co. Ltd. * #	120,142
21,500	Dongxu Optoelectronic Technology Co. Ltd. * #	28,249
14,400	Fiberhome Telecommunication Technologies Co. Ltd. #	37,073
20,700	Guangzhou Haige Communications Group, Inc. Co. #	59,222
35,784	Hangzhou Hikvision Digital Technology Co. Ltd. #	112,028
6,000	Shenzhen Aisidi Co. Ltd. #	15,684
14,700	Shenzhen Laibao Hi-tech Co. Ltd. #	31,721
18,360	Shenzhen O-film Tech Co. Ltd. #	71,464
45,700	Tsinghua Tongfang Co. Ltd. #	78,461
6,100	Universal Scientific Industrial Shanghai Co. Ltd.	30,910
17,300	Zhejiang Dahua Technology Co. Ltd. #	77,668
58,400	ZTE Corp. #	144,222
		873,576
Telecommunication Services: 0.8%
251,700	China United Network Communications Ltd. #	146,514
33,000	Dr Peng Telcom & Media Group Co. Ltd. #	90,256
		236,770
Transportation: 2.6%
50,600	Air China Ltd. #	32,921
75,500	China Eastern Airlines Corp. Ltd. * #	37,704
94,200	China Shipping Container Lines Co. Ltd. * #	48,765
104,300	China Southern Airlines Co. Ltd. #	50,708
176,600	Daqin Railway Co. Ltd. #	223,621
100,700	Guangshen Railway Co. Ltd. #	48,747
175,300	Hainan Airlines Co. Ltd. *	58,610
114,000	Ningbo Port Co. Ltd.	63,132
28,600	Shanghai International Airport Co. Ltd. #	70,161
125,100	Shanghai International Port Group Co. Ltd. # §	114,340
		748,709
Utilities: 3.8%
32,600	Beijing Capital Co. Ltd.	40,886
53,200	Chengdu Xingrong Investment Co. Ltd. #	49,114
146,900	China Yangtze Power Co. Ltd. #	189,036
28,500	Chongqing Water Group Co. Ltd. #	29,245
89,000	Datang International Power Generation Co. Ltd. #	59,288
255,800	GD Power Development Co. Ltd. #	107,444
63,100	Huadian Power International Corp. Ltd.	41,407
124,700	Huaneng Power International, Inc. #	124,502
63,600	Hubei Energy Group Co. Ltd.	47,753
86,200	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd. #	43,384
100,700	SDIC Power Holdings Co. Ltd.	113,732
67,600	Shenergy Co. Ltd.	52,283
23,500	Shenzhen Energy Group Co. Ltd. #	27,444
11,800	Shenzhen Gas Corp. Ltd. #	14,535
32,600	Sichuan Chuantou Energy Co. Ltd. #	94,305
15,080	Sound Environmental Co. Ltd. #	58,515
23,510	Zhejiang Zheneng Electric Power Co. Ltd.	21,636
		1,114,509
Total Common Stocks (Cost: $25,114,253)		27,401,055
Other assets less liabilities: 6.4%		1,862,950
NET ASSETS: 100.0%		$29,264,005

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,847,974 which represents 74.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $943,890 which represents 3.2% of net assets.

Total Return Swap Contracts – As of September 30, 2014, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Appreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index (a)	$1,517,082	0.98%	10/20/14	0.7%	$219,390

(a)	Segregated cash collateral for swap contracts held at broker is $600,000.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	12.0%	$3,282,387
Consumer Staples	6.8	1,853,957
Energy	4.6	1,276,642
Financials	36.9	10,118,663
Health Care	6.6	1,805,975
Industrials	14.8	4,056,224
Information Technology	5.2	1,436,409
Materials	8.1	2,219,519
Telecommunication Services	0.9	236,770
Utilities	4.1	1,114,509
	100.0%	$27,401,055

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$337,864	$580,725	$—	$918,589
Banks	1,195,470	3,936,843	—	5,132,313
Capital Goods	929,441	2,341,576	—	3,271,017
Commercial & Professional Services	36,498	—	—	36,498
Consumer Durables & Apparel	193,844	860,901	—	1,054,745
Consumer Services	186,216	120,300	—	306,516
Diversified Financials	—	93,272	—	93,272
Energy	255,173	1,021,469	—	1,276,642
Financials	96,571	2,032,729	—	2,129,300
Food & Staples Retailing	88,397	132,818	—	221,215
Food, Beverage & Tobacco	418,962	1,132,045	—	1,551,007
Health Care Equipment & Services	74,836	132,443	—	207,279
Household & Personal Products	—	81,735	—	81,735
Insurance	—	1,462,797	—	1,462,797
Materials	264,809	1,954,710	—	2,219,519
Media	178,279	430,720	—	608,999
Pharmaceuticals, Biotechnology	195,247	1,403,449	—	1,598,696
Real Estate	451,743	849,238	—	1,300,981
Retailing	—	393,538	—	393,538
Semiconductor	—	125,979	—	125,979
Software & Services	112,650	324,204	—	436,854
Technology Hardware & Equipment	97,642	775,934	—	873,576
Telecommunication Services	—	236,770	—	236,770
Transportation	121,742	626,967	—	748,709
Utilities	317,697	796,812	—	1,114,509
Total	$5,553,081	$21,847,974	$—	$27,401,055
Other Financial Instruments:
Swap Contracts	—	$219,390	—	$219,390

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.2%
Automobiles & Components: 3.9%
34,200	Byd Co. Ltd.	$272,007
35,100	Ningbo Huaxiang Electronic Co. Ltd.	98,677
15,300	Sichuan Chengfei Integration Technology Corp. #	139,887
		510,571
Banks: 1.2%
94,500	Bank of Ningbo Co. Ltd. #	158,253
Capital Goods: 13.2%
27,810	China CAMC Engineering Co. Ltd. #	87,835
16,200	East China Engineering Science and Technology Co. Ltd. #	48,491
17,100	Guizhou Space Appliance Co. Ltd. #	59,048
69,300	Han’s Laser Technology Co. Ltd. #	220,420
17,100	Jiangsu Guotai International Group Guomao Co. Ltd. #	43,711
23,378	Luxshare Precision Industry Co. Ltd. #	124,336
54,900	Mesnac Co. Ltd. #	110,518
34,200	Shenzhen Inovance Technology Co. Ltd. #	167,022
43,165	Siasun Robot & Automation Co. Ltd. #	251,598
34,200	Sieyuan Electric Co. Ltd. #	65,900
75,550	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	238,197
140,353	Xinjiang Goldwind Science & Technology Co. Ltd. #	267,905
36,900	Zhejiang Dun’An Artificial Environment Co. Ltd.	54,273
		1,739,254
Commercial & Professional Services: 4.8%
28,800	Beijing Orient Landscape Co. Ltd.	88,330
49,500	Beijing Originwater Technology Co. Ltd. #	243,929
44,100	BlueFocus Communication Group Co. Ltd.	173,110
53,100	Eternal Asia Supply Chain Management Ltd. #	125,826
		631,195
Consumer Durables & Apparel: 6.3%
27,900	Elec-Tech International Co. Ltd. * # §	42,467
40,500	Fujian Septwolves Industry Co. Ltd.	71,441
63,000	GoerTek, Inc. #	282,455
17,100	Guangdong Alpha Animation and Culture Co. Ltd.	98,068
25,200	Joyoung Co. Ltd.	45,766
44,080	NavInfo Co. Ltd. #	179,004
19,800	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. #	36,307
53,100	Shenzhen MTC Co. Ltd. * #	72,790
		828,298
Consumer Services: 0.8%
31,500	Zhejiang Yasha Decoration Co. Ltd.	110,977
Diversified Financials: 1.4%
74,700	Shanxi Securities Co. Ltd. #	100,449
36,000	Western Securities Co. Ltd. #	85,270
		185,719
Energy: 1.6%
34,200	Yantai Jereh Oilfield Services Group Co. Ltd.	217,138
Food, Beverage & Tobacco: 6.2%
67,500	Beijing Dabeinong Technology Group Co. Ltd. #	151,582
52,200	Beingmate Baby & Child Food Co. Ltd. #	142,275
36,900	Fujian Sunner Development Co. Ltd. * #	88,407
32,350	Guangdong Haid Group Co. Ltd.	59,067
23,400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	240,461
12,600	Shandong Denghai Seeds Co. Ltd. #	72,539
23,400	Zhangzidao Group Co. Ltd. #	62,300
		816,631
Health Care Equipment & Services: 1.8%
18,900	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	89,742
38,700	Lepu Medical Technology Beijing Co. Ltd. #	148,559
		238,301
Household & Personal Products: 0.8%
21,600	By-health Co. Ltd. #	103,727
Materials: 9.8%
63,900	Beijing Kangde Xin Composite Material Co. Ltd. #	323,730
25,200	Beijing Sanju Environmental Protection and New Material Co. Ltd. # §	112,162
62,100	Chenzhou Mining Group Co. Ltd. #	90,384
27,000	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. * #	68,299
44,100	Lianhe Chemical Technology Co. Ltd.	113,491
29,700	Org Packaging Co. Ltd. #	110,249
25,200	Shandong Polymer Biochemicals Co. Ltd.	41,702
45,000	Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd. * #	103,584
37,800	Shenzhen Jinjia Color Printing Group Co. Ltd. #	89,402
81,900	Xinjiang Zhongtai Chemical Co. Ltd. #	101,536
33,300	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. #	77,600
36,900	Zhejiang Huafeng Spandex Co. Ltd. #	61,022
		1,293,161
Media: 2.7%
27,000	Beijing Enlight Media Co. Ltd. #	91,372
36,900	Guangdong Advertising Co. Ltd.	151,098
31,200	Huayi Brothers Media Corp. # §	121,787
		364,257
Pharmaceuticals, Biotechnology: 10.4%
24,300	Beijing SL Pharmaceutical Co. Ltd. #	167,998
31,500	Da An Gene Co. Ltd. Sun Yat-Sen University	117,339
27,000	Hengkang Medical Group Co. Ltd. #	103,032
27,000	Hualan Biological Engineering, Inc.	127,755
28,800	Huapont-Nutrichem Co. Ltd. * #	91,085
36,900	Shanghai Kehua Bio-Engineering Co. Ltd. #	161,577
16,800	Shanghai RAAS Blood Products Co. Ltd. #	120,694
18,900	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	76,829
15,300	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	78,041
30,599	Sichuan Kelun Pharmaceutical Co. Ltd. #	158,696
17,100	Xizang Haisco Pharmaceutical Group Co. Ltd.	61,164
43,200	Zhejiang NHU Co. Ltd. #	106,130
		1,370,340
Real Estate: 1.0%
34,200	Hangzhou Binjiang Real Estate Group Co. Ltd. #	39,394
51,300	RiseSun Real Estate Development Co. Ltd. #	88,851
		128,245
Retailing: 5.2%
42,300	Haining China Leather Market Co. Ltd. #	100,893
31,500	Hunan Friendship & Apollo Cmmericial Co. Ltd.	86,452
363,552	Suning Commerce Group Co. Ltd. * #	506,281
		693,626
Semiconductor: 0.9%
32,400	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. * #	116,083
Software & Services: 9.1%
54,000	Anhui USTC iFlytek Co. Ltd. #	275,192
12,800	Beijing Ultrapower Software Co. Ltd. # §	37,282
71,100	East Money Information Co. Ltd. #	181,508
26,100	Glodon Software Co. Ltd. #	115,847
46,800	Invengo Information Technology Co. Ltd. #	63,049
32,400	Leshi Internet Information & Technology Corp. #	197,771
13,500	Shenzhen ZQGAME Co. Ltd. #	62,203
18,000	Wangsu Science & Technology Co. Ltd. #	163,529
30,600	YGSOFT, Inc. #	104,639
		1,201,020
Technology Hardware & Equipment: 12.5%
41,400	GRG Banking Equipment Co. Ltd.	123,468
66,600	Guangzhou Haige Communications Group, Inc. Co. #	190,540
107,100	Hangzhou Hikvision Digital Technology Co. Ltd. #	335,295
48,600	Hengbao Co. Ltd. #	114,678
17,100	Hengdian Group DMEGC Magnetics Co. Ltd. #	62,180
44,100	Shenzhen Laibao Hi-tech Co. Ltd. #	95,164
54,825	Shenzhen O-film Tech Co. Ltd. #	213,399
52,200	Sumavision Technologies Co. Ltd. #	129,061
27,000	Wuhu Token Science Co. Ltd. #	80,585
23,400	Zhejiang Crystal-Optech Co. Ltd. #	82,986
48,522	Zhejiang Dahua Technology Co. Ltd. #	217,838
		1,645,194
Telecommunication Services: 0.6%
19,800	Talkweb Information System Co. Ltd. #	74,656
Total Common Stocks (Cost: $11,667,146)		12,426,646
Other assets less liabilities: 5.8%		767,016
NET ASSETS: 100.0%		$13,193,662

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,315,323 which represents 78.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $313,698 which represents 2.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	20.2%	$2,507,729
Consumer Staples	7.4	920,358
Energy	1.8	217,138
Financials	3.8	472,217
Health Care	12.9	1,608,641
Industrials	19.1	2,370,449
Information Technology	23.8	2,962,297
Materials	10.4	1,293,161
Telecommunication Services	0.6	74,656
	100.0%	$12,426,646

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$370,684	$139,887	$—	$510,571
Banks	—	158,253	—	158,253
Capital Goods	54,273	1,684,981	—	1,739,254
Commercial & Professional Services	261,440	369,755	—	631,195
Consumer Durables & Apparel	215,275	613,023	—	828,298
Consumer Services	110,977	—	—	110,977
Diversified Financials	—	185,719	—	185,719
Energy	217,138	—	—	217,138
Food, Beverage & Tobacco	59,067	757,564	—	816,631
Health Care Equipment & Services	—	238,301	—	238,301
Household & Personal Products	—	103,727	—	103,727
Materials	155,193	1,137,968	—	1,293,161
Media	151,098	213,159	—	364,257
Pharmaceuticals, Biotechnology	306,258	1,064,082	—	1,370,340
Real Estate	—	128,245	—	128,245
Retailing	86,452	607,174	—	693,626
Semiconductor	—	116,083	—	116,083
Software & Services	—	1,201,020	—	1,201,020
Technology Hardware & Equipment	123,468	1,521,726	—	1,645,194
Telecommunication Services	—	74,656	—	74,656
Total	$2,111,323	$10,315,323	$—	$12,426,646

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.9%
Banks: 12.7%
11,925	Bancolombia SA	$163,005
5,166	Bancolombia SA (ADR)	293,016
		456,021
Diversified Financials: 10.8%
1,911,150	Bolsa de Valores de Colombia	22,556
7,894	Corp Financiera Colombiana SA	155,931
10,392	Grupo de Inversiones Suramericana SA	208,559
		387,046
Energy: 21.1%
11,035	Canacol Energy Ltd. (CAD) *	51,926
8,991	Ecopetrol SA (ADR) †	281,149
26,480	Gran Tierra Energy, Inc. (USD) *	146,699
9,145	Pacific Rubiales Energy Corp. (CAD) †	153,349
10,784	Parex Resources, Inc. (CAD) *	119,881
		753,004
Food & Staples Retailing: 4.7%
11,585	Almacenes Exito SA	169,571
Food, Beverage & Tobacco: 6.7%
17,406	Grupo Nutresa SA	238,097
Materials: 17.4%
37,657	Cementos Argos SA	200,838
15,366	Cemex Latam Holdings SA *	136,587
8,312	Continental Gold Ltd. (CAD) *	21,523
23,415	Grupo Argos SA	262,480
		621,428
Utilities: 12.5%
21,358	Celsia SA ESP	64,127
159,747	Empresa de Energia de Bogota SA	127,009
31,744	Interconexion Electrica SA ESP	145,161
80,913	Isagen SA ESP	109,882
		446,179
Total Common Stocks (Cost: $3,029,331)		3,071,346
PREFERRED STOCKS: 14.3%
Banks: 6.8%
8,438	Banco Davivienda SA	121,508
179,188	Grupo Aval Acciones y Valores	122,998
		244,506
Diversified Financials: 2.9%
5,115	Grupo de Inversiones Suramericana SA	102,300
Materials: 4.6%
14,901	Grupo Argos SA	165,567
Total Preferred Stocks (Cost: $475,455)		512,373
MONEY MARKET FUND: 2.1% (Cost: $75,301)
75,301	Dreyfus Government Cash Management Fund	75,301
Total Investments Before Collateral for Securities Loaned: 102.3% (Cost: $3,580,087)		3,659,020
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 11.8% (Cost: $423,472)
Money Market Fund: 11.8%
423,472	Bank of New York Overnight Government Fund	423,472
Total Investments: 114.1% (Cost: $4,003,559)		4,082,492
Liabilities in excess of other assets: (14.1)%		(505,736)
NET ASSETS: 100.0%		$3,576,756

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $405,379.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Staples	11.1%	$407,668
Energy	20.6	753,004
Financials	32.5	1,189,873
Materials	21.5	786,995
Utilities	12.2	446,179
Money Market Fund	2.1	75,301
	100.0%	$3,659,020

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$3,071,346	$—	$—	$3,071,346
Preferred Stocks*	512,373	—	—	512,373
Money Market Funds	498,773	—	—	498,773
Total	$4,082,492	$—	$—	$4,082,492

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.6%
Banks: 8.3%
1,187,321	Commercial International Bank Egypt SAE (GDR) # Reg S	$8,141,401

Capital Goods: 4.7%
700,271	El Sewedy Electric Co. *	4,581,601

Consumer Durables & Apparel: 1.5%
1,936,729	Arab Cotton Ginning Co.	1,419,355

Consumer Services: 0.8%
4,022,419	Egyptian for Tourism Resorts Co. *	826,981

Diversified Financials: 19.3%
2,932,475	Arabia Investments Development Financial Investments Holding Co. #	656,934
5,328,399	Citadel Capital Corp. *	3,256,635
2,382,766	Egyptian Financial Group-Hermes Holding SAE * #	6,180,182
5,238,405	Egyptian Kuwaiti Holding Co. (USD) * #	4,870,229
2,002,503	Pioneers Holding * #	3,891,418
		18,855,398
Energy: 7.5%
1,711,774	Maridive & Oil Services SAE (USD) * #	1,742,143
949,067	Petroceltic International Plc (EUR) * † #	2,698,562
469,764	Transglobe Energy Corp. (CAD)	2,862,595
		7,303,300
Food, Beverage & Tobacco: 5.3%
3,708,837	Juhayna Food Industries * #	5,181,148

Materials: 13.2%
4,204,138	Cenatamin Plc (GBP)	4,167,702
319,792	Egyptian Financial & Industrial Co.	491,984
425,258	Egyptian Iron & Steel Co. * #	573,518
1,618,613	Ezz Steel *	4,203,837
1,279,861	Sidi Kerir Petrochemcials Co. #	3,438,289
		12,875,330
Real Estate: 18.5%
9,527,479	Amer Group Holding #	1,528,647
647,766	Medinet Nasr Housing *	4,155,639
6,691,341	Palm Hills Developments SAE * #	4,032,082
592,086	Six of October Development & Investment Co. *	1,493,040
4,295,802	Talaat Moustafa Group	6,879,243
		18,088,651
Telecommunication Services: 16.5%
2,209,641	Global Telecom Holding SAE (GDR) * # Reg S	7,207,089
21,922,455	Orascom Telecom Media and Technology Holding SAE * #	3,600,709
2,767,748	Telecom Egypt #	5,302,337
		16,110,135
Total Common Stocks (Cost: $72,798,887)		93,383,300
RIGHTS: 3.3% (Cost: $1,846,894)
Real Estate: 3.3%
1,632,415	Six of October Development & Investment Rights (EGP 11.35, expiring 11/13/14) * #	3,203,164
MONEY MARKET FUNDS: 0.6%
311,252	Blackrock Federal Fund	311,252
311,252	Dreyfus Government Cash Management Fund	311,252
Total Money Market Funds (Cost: $622,504)		622,504
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $75,268,285)		97,208,968
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0% (Cost: $3,582)
Money Market Fund: 0.0%
3,582	Bank of New York Overnight Government Fund	3,582
Total Investments: 99.5% (Cost: $75,271,867)		97,212,550
Other assets less liabilities: 0.5%		440,486
NET ASSETS: 100.0%		$97,653,036

CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,406.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $62,247,852 which represents 63.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.3%	$2,246,336
Consumer Staples	5.3	5,181,148
Energy	7.5	7,303,300
Financials	49.7	48,288,614
Industrials	4.7	4,581,601
Materials	13.3	12,875,330
Telecommunication Services	16.6	16,110,135
Money Market Funds	0.6	622,504
	100.0%	$97,208,968

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$8,141,401	$—	$8,141,401
Capital Goods	4,581,601	—	—	4,581,601
Consumer Durables & Apparel	1,419,355	—	—	1,419,355
Consumer Services	826,981	—	—	826,981
Diversified Financials	3,256,635	15,598,763	—	18,855,398
Energy	2,862,595	4,440,705	—	7,303,300
Food, Beverage & Tobacco	—	5,181,148	—	5,181,148
Materials	8,863,523	4,011,807	—	12,875,330
Real Estate	12,527,922	5,560,729	—	18,088,651
Telecommunication Services	—	16,110,135	—	16,110,135
Rights	—	3,203,164	—	3,203,164
Money Market Funds	626,086	—	—	626,086
Total	$34,964,698	$62,247,852	$—	$97,212,550

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $10,879,784 and transfers from Level 2 to Level 1 were $12,428,423. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.9%
Automobiles & Components: 4.8%
1,751	ElringKlinger AG #	$51,605
498	Grammer AG #	19,169
1,881	Leoni AG #	102,111
2,220	SAF-Holland SA #	27,256
		200,141
Banks: 2.9%
2,447	Aareal Bank AG #	105,814
1,545	Comdirect Bank AG †	15,961
		121,775
Capital Goods: 24.3%
513	Bauer AG * #	8,804
784	BayWa AG #	33,712
427	CENTROTEC Sustainable AG #	8,194
5,219	Deutz AG #	27,525
1,494	Duerr AG #	108,435
3,449	Gildemeister AG #	96,886
11,472	Heidelberger Druckmaschinen AG * #	31,941
1,084	Indus Holding AG #	52,557
4,996	Kloeckner & Co. SE * #	68,470
873	Krones AG #	75,725
1,308	KUKA AG #	78,902
3,585	Nordex SE * #	65,489
1,174	NORMA Group AG #	48,931
528	Pfeiffer Vacuum Technology AG #	44,374
190	Rational AG #	56,482
1,938	Rheinmetall AG #	92,733
1,559	SGL Carbon SE * #	32,156
537	Vossloh AG #	36,351
1,007	Voxeljet AG (ADR) * †	13,967
1,454	Wacker Neuson SE #	27,696
		1,009,330
Commercial & Professional Services: 0.8%
274	Bertrandt AG #	34,968
Consumer Durables & Apparel: 1.4%
1,427	Gerry Weber International AG #	56,206
Consumer Services: 3.5%
9,817	TUI AG #	146,214
Diversified Financials: 1.3%
1,094	Aurelius AG #	38,917
551	Deutsche Beteiligungs AG #	14,920
		53,837
Energy: 0.2%
1,105	CropEnergies AG #	6,214
Health Care Equipment & Services: 1.4%
2,373	Balda AG	9,044
1,638	Carl Zeiss Meditec AG † #	47,541
		56,585
Materials: 4.0%
1,734	Aurubis AG #	85,433
742	H&R WASAG AG * †	6,431
2,214	Salzgitter AG #	75,972
		167,836
Media: 2.0%
2,155	CTS Eventim AG #	60,737
985	Stroer Out-of-Home Media AG #	21,661
		82,398
Pharmaceuticals, Biotechnology: 9.4%
4,700	Evotec AG * #	18,286
1,717	Gerresheimer AG #	111,094
1,352	Morphosys AG * #	131,925
3,306	Stada Arzneimittel AG #	130,986
		392,291
Real Estate: 11.8%
4,748	CA Immobilien Anlagen AG #	94,557
3,243	Conwert Immobilien Invest SE † #	36,954
2,609	Deutsche Euroshop AG #	112,749
2,448	DIC Asset AG #	20,590
8,951	GAGFAH SA * #	166,423
1,598	Patrizia Immobilien AG * #	21,399
3,251	TAG Immobilien AG † #	36,760
		489,432
Retailing: 0.8%
593	Beter Bed Holding NV	12,533
206	Delticom AG #	4,500
929	Tom Tailor Holding AG *	16,254
		33,287
Semiconductor: 3.1%
5,317	Aixtron SE (ADR) * †	80,446
2,020	Kontron AG * #	12,626
150	Manz Automation AG * #	13,832
579	SMA Solar Technology AG * #	15,212
1,045	Suss Microtec AG * #	6,278
		128,394
Software & Services: 9.6%
665	Bechtle AG #	50,752
797	Cancom SE #	30,710
3,304	Software AG #	81,528
6,398	Wirecard AG #	235,334
		398,324
Technology Hardware & Equipment: 3.7%
2,047	ADVA AG Optical Networking * #	7,514
2,307	Jenoptik AG #	25,802
1,141	LPKF Laser & Electronics AG † #	19,920
855	Rofin-Sinar Technologies, Inc. (USD) *	19,716
1,543	Wincor Nixdorf AG #	78,924
		151,876
Telecommunication Services: 6.4%
2,450	Drillisch AG #	82,118
6,635	Freenet AG #	172,067
4,645	QSC AG #	13,062
		267,247
Transportation: 1.5%
1,169	Hamburger Hafen und Logistik AG #	27,782
717	Sixt AG #	22,984
591	VTG AG #	11,047
		61,813
Total Common Stocks (Cost: $4,193,589)		3,858,168
PREFERRED STOCKS: 3.8%
Capital Goods: 1.1%
811	Jungheinrich AG #	45,518
Health Care Equipment & Services: 2.0%
325	Draegerwerk AG & Co. KGaA #	28,705
490	Sartorius AG	55,400
		84,105
Pharmaceuticals, Biotechnology: 0.7%
277	Biotest AG	28,113
Total Preferred Stocks (Cost: $164,840)		157,736
REAL ESTATE INVESTMENT TRUSTS: 3.4%
Real Estate: 3.4%
3,639	Alstria Office AG #	44,495
5,563	Dream Global Real Estate Investment Trust	45,199
29,568	Hansteen Holdings Plc	49,612
Total Real Estate Investment Trusts (Cost: $151,212)		139,306
RIGHTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
1,559	SGL Carbon SE Rights (EUR 13.25, expiring 10/13/14) *	1,635
MONEY MARKET FUND: 1.6% (Cost: $68,087)

68,087	Dreyfus Government Cash Management Fund	68,087
Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $4,577,728)		4,224,932
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6% (Cost: $230,613)
Money Market Fund: 5.6%
230,613	Bank of New York Overnight Government Fund	230,613
Total Investments: 107.3% (Cost: $4,808,341)		4,455,545
Liabilities in excess of other assets: (7.3)%		(302,157)
NET ASSETS: 100.0%		$4,153,388

ADR	American Depositary Receipt
EUR	Euro
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $217,803.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,802,534 which represents 91.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	12.3%	$518,246
Energy	0.1	6,214
Financials	19.0	804,350
Health Care	13.3	561,094
Industrials	27.3	1,153,264
Information Technology	16.1	678,594
Materials	4.0	167,836
Telecommunication Services	6.3	267,247
Money Market Fund	1.6	68,087
	100.0%	$4,224,932

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$200,141	$—	$200,141
Banks	15,961	105,814	—	121,775
Capital Goods	13,967	995,363	—	1,009,330
Commercial & Professional Services	—	34,968	—	34,968
Consumer Durables & Apparel	—	56,206	—	56,206
Consumer Services	—	146,214	—	146,214
Diversified Financials	—	53,837	—	53,837
Energy	—	6,214	—	6,214
Health Care Equipment & Services	9,044	47,541	—	56,585
Materials	6,431	161,405	—	167,836
Media	—	82,398	—	82,398
Pharmaceuticals, Biotechnology	—	392,291	—	392,291
Real Estate	—	489,432	—	489,432
Retailing	28,787	4,500	—	33,287
Semiconductor	80,446	47,948	—	128,394
Software & Services	—	398,324	—	398,324
Technology Hardware & Equipment	19,716	132,160	—	151,876
Telecommunication Services	—	267,247	—	267,247
Transportation	—	61,813	—	61,813
Preferred Stocks
Capital Goods	—	45,518	—	45,518
Health Care Equipment & Services	55,400	28,705	—	84,105
Pharmaceuticals, Biotechnology	28,113	—	—	28,113
Real Estate Investment Trusts
Real Estate	94,811	44,495	—	139,306
Rights
Capital Goods	1,635	—	—	1,635
Money Market Funds	298,700	—	—	298,700
Total	$653,011	$3,802,534	$—	$4,455,545

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $55,703 and transfers from Level 2 to Level 1 were $157,969. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Bahrain: 2.6%
1,303,181	Al-Salam Bank #	$688,784
Kuwait: 22.8%
144,656	Abyaar Real Estate Development Co. KSCP *	24,590
54,853	ALAFCO Aviation Lease and Finance Co. KSCC	51,380
86,887	Boubyan Bank KSC * #	153,811
84,970	Boubyan Petrochemicals Co. #	224,556
118,615	Burgan Bank	226,325
273,661	Commercial Real Estate Co. KSCC #	93,856
285,895	Gulf Bank KSC * #	347,132
426,616	Kuwait Finance House	1,228,417
109,311	Kuwait International Bank KSCP	123,247
112,544	Kuwait Investment Projects Co. KSCC #	280,869
69,789	Mabanee Co. SAKC	256,640
434,772	Mobile Telecommunications Co. KSC	995,488
472,694	National Bank of Kuwait SAK #	1,608,778
202,251	National Industries Group Holding SA *	161,380
56,354	National Investments Co. KSCC #	35,565
122,942	Public Warehousing Co. KSC	379,595
		6,191,629
Oman: 9.8%
640,019	Bank Muscat SAOG #	1,290,077
191,234	Oman Telecommunications Co.	824,541
186,724	Omani Qatari Telecommunications Co. SAOG	327,858
125,874	Renaissance Services SAOG	223,631
		2,666,107
Qatar: 24.6%
18,764	Barwa Real Estate Co. QSC	206,348
14,318	Commercial Bank of Qatar	275,989
12,459	Doha Bank QSC #	198,458
6,452	Gulf International Services QSC #	217,396
14,003	Industries Qatar QSC #	714,174
70,884	Masraf Al Rayan QSC #	1,085,022
60,580	Mesaieed Petrochemical Holding Co.	553,918
2,386	National Leasing	18,312
5,304	Qatar Electricity & Water Co. QSC #	277,187
2,444	Qatar Fuel Co.	150,590
25,923	Qatar Gas Transport Co. Ltd. Nakilat	173,038
7,741	Qatar Insurance Co. SAQ	209,366
5,547	Qatar International Islamic Bank #	137,270
9,571	Qatar Islamic Bank SAQ	296,441
16,196	Qatar National Bank SAQ #	901,220
5,522	Qatar Navigation #	144,054
12,975	Qatar Telecom (Qtel) QSC #	471,945
16,391	United Development Co.	130,520
89,684	Vodafone Qatar QSC	519,847
		6,681,095
South Korea: 2.3%
11,128	Samsung Engineering Co. Ltd. * #	634,120
United Arab Emirates: 35.7%
458,967	Abu Dhabi Commercial Bank #	1,055,389
535,887	Air Arabia PJSC #	199,616
737,047	Aldar Properties PJSC #	785,303
504,722	Arabtec Holding Co. PJSC *	632,113
799,128	Dana Gas PJSC * #	149,857
38,902	DP World Ltd. (USD) #	804,266
374,962	Dubai Financial Market PJSC #	341,320
313,354	Dubai Investments PJSC #	304,977
138,985	Dubai Islamic Bank #	312,912
735,018	Emaar Properties PJSC	2,311,346
228,493	First Gulf Bank PJSC #	1,165,588
29,616	Lamprell Plc (GBP) *	78,380
277,478	National Bank of Abu Dhabi PJSC	1,091,645
257,920	Union National Bank of Abu Dhabi PJSC	469,782
		9,702,494
United States: 2.1%
99,167	McDermott International, Inc. *	567,235
Total Common Stocks (Cost: $18,223,373)		27,131,464

Principal Amount
CONVERTIBLE BONDS: 0.1%
Oman: 0.1%
$20,696	Bank Muscat SAOG 4.50%, 03/20/16 # §	5,913
93,424	Bank Muscat SAOG 4.50%, 03/20/17 # §	25,965
Total Convertible Bonds (Cost: $39,568)		31,878
Total Investments: 100.0% (Cost: $18,262,941)		27,163,342
Other assets less liabilities: 0.0%		11,119
NET ASSETS: 100.0%		$27,174,461

GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,655,380 which represents 53.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $31,878 which represents 0.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	5.7%	$1,560,127
Financials	65.1	17,687,177
Industrials	13.7	3,720,698
Materials	2.9	778,474
Telecommunication Services	11.6	3,139,679
Utilities	1.0	277,187
	100.0%	$27,163,342

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bahrain	$—	$688,784	$—	$688,784
Kuwait	3,447,062	2,744,567	—	6,191,629
Oman	1,376,030	1,290,077	—	2,666,107
Qatar	2,534,369	4,146,726	—	6,681,095
South Korea	—	634,120	—	634,120
United Arab Emirates	4,583,266	5,119,228	—	9,702,494
United States	567,235	—	—	567,235
Convertible Bonds*	—	31,878	—	31,878
Total	$12,507,962	$14,655,380	$—	$27,163,342

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $4,544,325 and transfers from Level 2 to Level 1 were $3,607,412. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 103.2%
Automobiles & Components: 4.4%
2,080,718	Amtek Auto Ltd. #	$6,770,081
375,754	Ceat Ltd. #	4,824,078
183,891	JK Tyre & Industries Ltd. #	1,451,241
		13,045,400
Banks: 7.7%
1,422,845	Allahabad Bank #	2,276,924
2,200,609	Andhra Bank #	2,315,415
2,007,281	Dena Bank #	1,878,564
2,292,918	Development Credit Bank Ltd. * #	3,111,277
1,440,489	Dewan Housing Finance Corp. Ltd. #	7,761,367
1,723,042	Karnataka Bank Ltd. #	3,139,358
3,046,154	Vijaya Bank Ltd. #	2,361,766
		22,844,671
Capital Goods: 10.4%
209,063	ABG Shipyard Ltd. * #	760,651
186,518	BEML Ltd. #	1,849,626
323,191	BGR Energy Systems Ltd. #	785,802
1,120,857	Escorts Ltd. #	2,745,896
5,905,500	Hindustan Construction Co. Ltd. * #	3,154,720
4,961,555	Jain Irrigation Systems Ltd. #	6,511,111
10,783,937	Lanco Infratech Ltd. * #	1,181,085
794,817	Praj Industries Ltd. #	847,081
3,931,274	Sintex Industries Ltd. #	4,579,457
111,970	State Trading Corp. India of Ltd. #	360,887
27,543,807	Suzlon Energy Ltd. * #	5,708,082
304,555	Timken India Ltd. #	2,048,467
		30,532,865
Consumer Durables & Apparel: 8.9%
12,592,488	Alok Industries Ltd. #	2,397,471
2,361,100	Arvind Ltd. #	11,300,799
925,020	Bombay Dyeing & Manufacturing Co. Ltd. #	1,031,227
859,032	Gitanjali Gems Ltd. * #	882,566
2,038,688	Rajesh Exports Ltd. #	4,425,632
274,909	Raymond Ltd. #	1,938,178
47,793	TTK Prestige Ltd. #	3,154,386
632,922	VIP Industries Ltd. #	1,114,984
		26,245,243
Consumer Services: 1.9%
840,780	Cox & Kings Ltd. #	4,286,812
253,052	Wonderla Holidays Ltd. #	1,176,251
		5,463,063
Diversified Financials: 9.8%
75,762	Credit Analysis & Research Ltd. #	1,838,006
13,647,033	IFCI Ltd. #	7,857,059
2,478,215	India Infoline Ltd.	6,031,019
3,399,777	JM Financial Ltd. #	2,144,569
7,692,082	Manappuram Finance Ltd. #	3,669,660
1,222,164	SKS Microfinance Ltd. * #	5,930,250
1,783,781	SREI Infrastructure Finance Ltd. #	1,361,922
		28,832,485
Energy: 1.4%
248,509	Aban Offshore Ltd. #	2,376,965
1,294,391	Niko Resources Ltd. (CAD) *	903,427
112,715	Reliance Industrial Infrastructure Ltd. #	906,903
		4,187,295
Food, Beverage & Tobacco: 3.7%
5,608,095	Bajaj Hindusthan Ltd. * #	1,603,545
2,742,289	Balrampur Chini Mills Ltd. *	2,220,117
817,042	McLeod Russel India Ltd. #	3,838,667
943,426	Radico Khaitan Ltd.	1,189,976
7,799,826	Shree Renuka Sugars Ltd. * #	2,020,179
		10,872,484
Materials: 8.9%
178,119	Andhra Pradesh Paper Mills * #	928,428
416,729	Century Textile & Industries Ltd. #	3,653,885
1,863,917	Chambal Fertilizers & Chemicals Ltd. #	1,755,151
209,323	Ess Dee Aluminium Ltd. #	1,376,372
1,784,680	Gujarat State Fertilisers & Chemicals Ltd. #	3,309,959
2,292,961	India Cements Ltd. #	4,160,460
899,128	Jai Corp. Ltd. #	1,284,070
1,907,249	Jindal Saw Ltd. #	2,475,305
77,319	Monsanto India Ltd.	3,806,796
68,974	Tata Sponge Iron Ltd. #	985,794
1,962,793	Welspun Corp. Ltd. #	2,450,904
61,962	Welspun Enterprises Ltd. *	188,364
		26,375,488
Media: 5.2%
798,110	DEN Networks Ltd. * #	1,906,754
413,376	Eros International Media Ltd. * #	1,760,160
1,021,145	Hathway Cable & Datacom Ltd. * #	4,799,040
307,572	PVR Ltd.	3,482,596
7,677,222	TV18 Broadcast Ltd. * #	3,452,627
		15,401,177
Pharmaceuticals, Biotechnology: 7.3%
157,548	Ajanta Pharma Ltd.	4,416,752
361,421	Dishman Pharmaceuticals & Chemicals Ltd. #	1,065,502
91,229	Granules India Ltd. #	1,297,518
314,765	Natco Pharma Ltd.	7,409,158
1,457,181	Sun Pharma Advanced Research Co. Ltd. * #	4,663,109
872,080	Suven Life Sciences Ltd. #	2,602,520
		21,454,559
Real Estate: 9.5%
2,037,559	Anant Raj Industries Ltd. #	1,814,982
1,089,494	DB Realty Ltd. * #	1,192,623
1,028,218	Delta Corp. Ltd. #	1,475,597
4,378,759	Housing Development & Infrastructure Ltd. * #	5,911,561
3,647,221	Indiabulls Real Estate Ltd. #	3,971,152
2,111,485	Parsvnath Developers Ltd. * #	747,874
713,708	Sobha Developers Ltd. #	4,662,368
27,323,718	Unitech Ltd. * #	8,298,825
		28,074,982
Retailing: 3.5%
166,100	Makemytrip Ltd. (USD) *	4,622,563
1,490,880	Pantaloon Retail India Ltd. #	2,813,682
735,301	PC Jeweller Ltd. #	2,780,926
		10,217,171
Software & Services: 13.6%
404,152	Financial Technologies India Ltd. #	1,454,819
4,571,395	Firstsource Solutions Ltd. * #	2,969,381
1,871,667	HCL Infosystems Ltd. * #	2,521,311
2,020,815	Hexaware Technologies Ltd. #	6,560,059
1,783,769	KPIT Cummins Infosystems Ltd. #	4,599,358
555,780	NIIT Technologies Ltd. #	3,598,845
818,821	Polaris Software Lab Ltd. #	3,330,909
1,475,208	Rolta India Ltd. #	2,709,501
337,024	Tata Elxsi Ltd. #	3,505,491
4,415,975	Vakrangee Software Ltd. #	8,971,701
		40,221,375
Telecommunication Services: 0.4%
2,821,607	Mahanagar Telephone Nigam * #	1,229,564
Transportation: 2.9%
791,319	Gateway Distriparks Ltd. #	3,281,617
390,830	Gati Ltd. #	1,117,143
11,493,424	GVK Power & Infrastructure Ltd. * #	1,879,245
508,774	Jet Airways India Ltd. * #	1,714,561
2,397,386	SpiceJet Ltd. * #	477,813
		8,470,379
Utilities: 3.7%
627,027	Indraprastha Gas Ltd. #	4,247,116
13,158,560	Jaiprakash Power Ventures Ltd. * #	2,645,235
2,927,683	PTC India Ltd. #	4,030,540
		10,922,891
Total Common Stocks (Cost: $258,864,575)		304,391,092
MONEY MARKET FUND: 2.8% (Cost: $8,202,844)
8,202,844	Dreyfus Government Cash Management Fund	8,202,844
Total Investments: 106.0% (Cost: $267,067,419)		312,593,936
Liabilities in excess of other assets: (6.0)%		(17,766,482)
NET ASSETS: 100.0%		$294,827,454

CAD	Canadian Dollar
USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $270,120,324 which represents 91.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	22.5%	$70,372,054
Consumer Staples	3.5	10,872,484
Energy	1.3	4,187,295
Financials	25.5	79,752,138
Health Care	6.9	21,454,559
Industrials	12.5	39,003,244
Information Technology	12.9	40,221,375
Materials	8.4	26,375,488
Telecommunication Services	0.4	1,229,564
Utilities	3.5	10,922,891
Money Market Fund	2.6	8,202,844
	100.0%	$312,593,936

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$13,045,400	$—	$13,045,400
Banks	—	22,844,671	—	22,844,671
Capital Goods	—	30,532,865	—	30,532,865
Consumer Durables & Apparel	—	26,245,243	—	26,245,243
Consumer Services	—	5,463,063	—	5,463,063
Diversified Financials	6,031,019	22,801,466	—	28,832,485
Energy	903,427	3,283,868	—	4,187,295
Food, Beverage & Tobacco	3,410,093	7,462,391	—	10,872,484
Materials	3,995,160	22,380,328	—	26,375,488
Media	3,482,596	11,918,581	—	15,401,177
Pharmaceuticals, Biotechnology	11,825,910	9,628,649	—	21,454,559
Real Estate	—	28,074,982	—	28,074,982
Retailing	4,622,563	5,594,608	—	10,217,171
Software & Services	—	40,221,375	—	40,221,375
Telecommunication Services	—	1,229,564	—	1,229,564
Transportation	—	8,470,379	—	8,470,379
Utilities	—	10,922,891	—	10,922,891
Money Market Fund	8,202,844	—	—	8,202,844
Total	$42,473,612	$270,120,324	$—	$312,593,936

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $2,301,647 and transfers from Level 2 to Level 1 were $3,224,857. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA ETF

SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 7.7%
28,578,600	Astra International Tbk PT #	$16,513,180
Banks: 23.6%
16,950,500	Bank Central Asia Tbk PT #	18,191,273
5,626,548	Bank Danamon Indonesia Tbk PT #	1,801,498
15,024,651	Bank Mandiri Persero Tbk PT #	12,425,471
10,105,632	Bank Negara Indonesia Persero Tbk PT #	4,566,499
15,822,500	Bank Rakyat Indonesia Tbk PT #	13,526,101
		50,510,842
Capital Goods: 3.3%
2,945,000	Gallant Venture Ltd. (SGD) * #	587,568
4,810,600	Pembangunan Perumahan Persero Tbk PT #	846,682
3,452,869	United Tractors Tbk PT #	5,638,640
		7,072,890
Diversified Financials: 2.0%
4,181,250	First Pacific Company Ltd. (HKD) #	4,336,854
Energy: 6.5%
36,110,300	Adaro Energy Tbk PT #	3,475,998
4,838,950	Banpu PCL (NVDR) (THB) † #	4,397,815
97,926	Bumi Plc (GBP)	109,539
84,919,300	Bumi Resources Tbk PT * #	1,324,142
892,600	Indo Tambangraya Megah Tbk PT #	1,898,700
2,407,800	Medco Energi Internasional Tbk PT #	704,170
1,821,200	Tambang Batubara Bukit Asam Tbk PT #	1,967,336
		13,877,700
Food, Beverage & Tobacco: 13.3%
711,100	Astra Agro Lestari Tbk PT #	1,341,055
16,290,800	Charoen Pokphand Indonesia Tbk PT #	5,675,136
1,105,000	First Resources Ltd. (SGD) #	1,732,703
12,756,000	Golden Agri-Resources Ltd. (SGD) #	5,155,282
1,216,200	Gudang Garam Tbk PT #	5,641,078
2,501,100	Indofood Cbp Sukses Makmur Tbk PT #	2,328,207
9,912,300	Indofood Sukses Makmur Tbk PT #	5,682,747
6,315,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	983,094
		28,539,302
Household & Personal Products: 3.1%
2,584,500	Unilever Indonesia Tbk PT #	6,719,815
Materials: 7.9%
7,537,500	Aneka Tambang Tbk PT #	684,231
38,890,200	G-Resources Group Ltd. (HKD) * † #	985,470
2,992,500	Indocement Tunggal Prakarsa Tbk PT #	5,305,320
4,711,300	International Nickel Indonesia Tbk PT #	1,445,194
969,254	Intrepid Mines Ltd. (AUD) *	237,481
6,562,500	Semen Gresik Persero Tbk PT #	8,291,160
		16,948,856
Media: 2.3%
6,374,000	Global Mediacom Tbk PT #	1,016,611
11,206,100	Media Nusantara Citra Tbk PT #	2,937,204
34,134,100	MNC Investama Tbk PT	974,860
		4,928,675
Pharmaceuticals, Biotechnology: 2.9%
45,510,800	Kalbe Farma Tbk PT #	6,336,794
Real Estate: 4.9%
21,295,800	Alam Sutera Realty Tbk PT #	793,219
20,740,900	Bumi Serpong Damai PT #	2,627,187
23,627,100	Ciputra Development Tbk PT #	1,967,279
40,121,800	Lippo Karawaci Tbk PT #	3,096,507
20,195,900	Summarecon Agung Tbk PT #	2,018,247
		10,502,439
Retailing: 4.9%
169,000	Jardine Cycle & Carriage Ltd. (SGD) #	5,681,375
3,557,600	Matahari Department Store Tbk PT #	4,739,010
		10,420,385
Telecommunication Services: 10.3%
1,840,000	Indosat Tbk PT * #	574,565
324,418	Telekomunikasi Indonesia Tbk PT (ADR)	15,604,506
3,898,800	Tower Bersama Infrastructure Tbk PT #	2,563,789
6,552,000	XL Axiata Tbk PT	3,333,804
		22,076,664
Transportation: 1.9%
4,605,800	Jasa Marga Persero Tbk PT #	2,443,830
10,325,500	Trada Maritime Tbk PT * #	1,584,277
		4,028,107
Utilities: 5.4%
23,535,900	Perusahaan Gas Negara Tbk PT #	11,560,173
Total Common Stocks (Cost: $260,895,228)		214,372,676
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $993,555)
Real Estate: 0.5%
3,117,000	Lippo Malls Indonesia Retail Trust #	964,256
MONEY MARKET FUND: 1.4% (Cost: $2,978,283)
2,978,283	Dreyfus Government Cash Management Fund	2,978,283
Total Investments Before Collateral for Securities Loaned: 101.9% (Cost: $264,867,066)		218,315,215

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
Repurchase Agreements: 1.3%
$1,000,000	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $19,355,021; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $1,020,000 including accrued interest)	1,000,000

753,819	Repurchase agreement dated 9/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 10/1/14, proceeds $753,819; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 12/1/27 to 9/1/44, valued at $768,895 including accrued interest)	753,819

1,000,000	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.01% due 10/1/14, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 10/2/14 to 10/1/44, valued at $1,020,000 including accrued interest)	1,000,000

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $2,753,819)		2,753,819
Total Investments: 103.2% (Cost: $267,620,885)		221,069,034
Liabilities in excess of other assets: (3.2)%		(6,752,173)
NET ASSETS: 100.0%		$214,316,861

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,225,264.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $195,076,742 which represents 91.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	14.6%	$31,862,240
Consumer Staples	16.1	35,259,117
Energy	6.3	13,877,700
Financials	30.4	66,314,391
Health Care	2.9	6,336,794
Industrials	5.1	11,100,997
Materials	7.8	16,948,856
Telecommunication Services	10.1	22,076,664
Utilities	5.3	11,560,173
Money Market Fund	1.4	2,978,283
	100.0%	$218,315,215

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$16,513,180	$—	$16,513,180
Banks	—	50,510,842	—	50,510,842
Capital Goods	—	7,072,890	—	7,072,890
Diversified Financials	—	4,336,854	—	4,336,854
Energy	109,539	13,768,161	—	13,877,700
Food, Beverage & Tobacco	—	28,539,302	—	28,539,302
Household & Personal Products	—	6,719,815	—	6,719,815
Materials	237,481	16,711,375	—	16,948,856
Media	974,860	3,953,815	—	4,928,675
Pharmaceuticals, Biotechnology	—	6,336,794	—	6,336,794
Real Estate	—	10,502,439	—	10,502,439
Retailing	—	10,420,385	—	10,420,385
Telecommunication Services	18,938,310	3,138,354	—	22,076,664
Transportation	—	4,028,107	—	4,028,107
Utilities	—	11,560,173	—	11,560,173
Real Estate Investment Trust
Real Estate	—	964,256	—	964,256
Money Market Fund	2,978,283	—	—	2,978,283
Repurchase Agreements	—	2,753,819	—	2,753,819
Total	$23,238,473	$197,830,561	$—	$221,069,034

During the period ended September 30, 2014, transfers of securities from Level 2 to Level 1 were $4,597,450. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 7.0%
4,196,700	Bank Bukopin Tbk PT #	$245,868
8,440,100	Bank Pembangunan Daerah Jawa Timur Tbk PT #	300,262
		546,130
Capital Goods: 12.1%
1,019,100	Adhi Karya Persero Tbk PT #	230,673
4,623,200	Sitara Propertindo Tbk PT *	134,693
3,640,000	Surya Semesta Internusa Tbk PT #	220,554
1,417,400	Total Bangun Persada Tbk PT #	110,708
3,571,600	Waskita Karya Persero Tbk PT #	244,124
		940,752
Commercial & Professional Services: 6.0%
9,188,600	Hanson International Tbk PT * #	467,367
Energy: 17.1%
25,713,900	Benakat Integra Tbk PT * #	263,560
6,044,600	Berau Coal Energy Tbk PT *	62,505
37,113,300	Energi Mega Persada Tbk PT * #	313,340
1,129,400	Energy Earth PCL (NVDR) (THB) #	194,340
2,999,000	Exploitasi Energi Indonesia Tbk PT * #	45,527
574,000	Geo Energy Resources Ltd (SGD) * #	107,902
905,300	Harum Energy Tbk PT #	151,650
322,000	RH PetroGas Ltd (SGD) * #	185,248
		1,324,072
Food, Beverage & Tobacco: 8.1%
1,976,000	BW Plantation Tbk PT #	89,678
475,600	Malindo Feedmill Tbk PT #	132,175
720,200	Sampoerna Agro PT #	119,119
1,520,300	Tiga Pilar Sejahtera Food Tbk * #	285,394
		626,366
Insurance: 4.3%
14,678,800	Panin Financial Tbk PT * #	334,573
Materials: 3.2%
3,838,200	Bumi Resources Minerals Tbk PT * #	125,955
495,661	Intrepid Mines Ltd. (AUD) *	121,444
		247,399
Media: 1.8%
3,802,100	Visi Media Asia Tbk PT * #	143,236
Real Estate: 24.2%
4,343,500	Bekasi Fajar Industrial Estate Tbk PT #	208,010
3,124,500	Ciputra Property Tbk PT #	187,022
2,535,300	Eureka Prima Jakarta Tbk PT * #	105,045
18,691,621	Kawasan Industri Jababeka Tbk PT #	377,088
466,100	Lippo Cikarang Tbk PT * #	302,772
9,406,300	Modernland Realty Tbk PT #	408,787
6,869,900	Nirvana Development Tbk PT * #	126,842
19,213,700	Sentul City Tbk PT * #	158,139
		1,873,705
Retailing: 8.7%
7,902,400	Multipolar Tbk PT #	673,164
Technology Hardware & Equipment: 4.3%
1,339,400	Erajaya Swasembada Tbk PT * #	116,404
5,844,700	Sigmagold Inti Perkasa Tbk PT *	216,328
		332,732
Transportation: 3.0%
1,065,300	Express Transindo Utama Tbk PT #	116,265
7,388,600	Nusantara Infrastructure Tbk PT * #	118,856
		235,121
Total Common Stocks (Cost: $8,594,881)		7,744,617
WARRANTS: 0.2% (Cost: $0)
Energy: 0.2%
531,619	Energy Earth PCL 09/15/19 Warrants (THB 7.00, expiring 09/15/19) *	12,624
Total Investments: 100.0% (Cost: $8,594,881)		7,757,241
Liabilities in excess of other assets: (0.0)%		(797)
NET ASSETS: 100.0%		$7,756,444

AUD	Australian Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,209,647 which represents 93.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.5%	$816,400
Consumer Staples	8.1	626,366
Energy	17.2	1,336,696
Financials	35.5	2,754,408
Industrials	21.2	1,643,240
Information Technology	4.3	332,732
Materials	3.2	247,399
	100.0%	$7,757,241

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$546,130	$—	$546,130
Capital Goods	134,693	806,059	—	940,752
Commercial & Professional Services	—	467,367	—	467,367
Energy	62,505	1,261,567	—	1,324,072
Food, Beverage & Tobacco	—	626,366	—	626,366
Insurance	—	334,573	—	334,573
Materials	121,444	125,955	—	247,399
Media	—	143,236	—	143,236
Real Estate	—	1,873,705	—	1,873,705
Retailing	—	673,164	—	673,164
Technology Hardware & Equipment	216,328	116,404	—	332,732
Transportation	—	235,121	—	235,121
Warrants *	12,624	—	—	12,624
Total	$547,594	$7,209,647	$—	$7,757,241

During the period ended September 30, 2014, transfers of securities from Level 2 to Level 1 were $387,359. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Banks: 10.3%
344,682	Bank Hapoalim BM #	$1,942,656
458,209	Bank Leumi Le-Israel BM * #	1,855,036
5,447	FIBI Holdings Ltd. * #	135,356
12,877	First International Bank of Israel Ltd. #	196,887
333,300	Israel Discount Bank Ltd. * #	573,128
47,253	Mizrahi Tefahot Bank Ltd. * #	564,615
		5,267,678
Capital Goods: 2.9%
17,071	Discount Investment Corp. * #	130,616
8,538	Elbit Systems Ltd. #	529,207
9,589	Elco Holdings Ltd. #	92,292
1,077	Electra Ltd. #	151,610
29,274	Ormat Industries Ltd. #	206,122
2,779	Plasson Industries Ltd. #	111,967
96,490	Shikun & Binui Ltd. #	240,103
		1,461,917
Consumer Durables & Apparel: 1.0%
5,210	Delta-Galil Industries Ltd. #	151,601
4,965	Fox Wizel Ltd. #	125,578
7,928	SodaStream International Ltd. (USD) *	233,797
		510,976
Consumer Services: 0.3%
81,223	888 Holdings Plc (GBP) #	170,771
Diversified Financials: 1.0%
12,789	Elron Electronic Industries Ltd. #	60,486
31,207	Meitav DS Investments Ltd.	115,698
3,973	Mivtach Shamir Holdings Ltd. #	118,416
28,833	Plus500 Ltd. (GBP) #	190,973
		485,573
Energy: 4.7%
13,254	Alon USA Energy, Inc. (USD)	190,327
328	Delek Energy Systems Ltd. * #	226,735
1,559	Delek Group Ltd. #	589,794
19,832	Delek US Holdings, Inc. (USD)	656,836
21,212	Naphtha Israel Petroleum Corp. Ltd. * #	149,855
570,323	Oil Refineries Ltd. * #	208,372
2,450	Paz Oil Co. Ltd. #	386,469
		2,408,388
Food & Staples Retailing: 0.6%
3,540	Rami Levi Chain Stores Hashikma Marketing Ltd. #	175,253
46,682	Shufersal Ltd. #	131,985
		307,238
Food, Beverage & Tobacco: 1.1%
13,841	Osem Investments Ltd. #	296,976
15,330	Strauss Group Ltd. #	282,664
		579,640
Health Care Equipment & Services: 1.0%
7,088	Brainsway Ltd. * #	75,148
9,710	Lumenis Ltd. (USD) *	86,516
21,746	Mazor Robotics Ltd. * #	126,913
10,802	PhotoMedex, Inc. (USD) *	66,972
17,773	Syneron Medical Ltd. (USD) *	178,085
		533,634
Insurance: 1.9%
11,951	Clal Insurance Enterprises Holdings Ltd. * #	202,741
46,631	Harel Insurance Investments & Financial Services Ltd. #	251,958
13,765	Menorah Mivtachim Holdings Ltd. #	156,758
149,882	Migdal Insurance & Financial Holding Ltd. #	218,919
39,064	Phoenix Holdings Ltd. #	125,610
		955,986
Materials: 5.1%
8,797	Caesarstone Sdot-Yam Ltd. (USD)	454,629
15,007	Frutarom Industries Ltd. #	380,641
147,546	Israel Chemicals Ltd. #	1,059,448
1,308	Israel Corp. Ltd. * #	734,848
		2,629,566
Pharmaceuticals, Biotechnology: 29.0%
5,913	Alcobra Ltd. (USD) *	91,297
46,171	Clal Biotechnology Industries Ltd. * #	51,434
23,830	Compugen Ltd. (USD) *	204,223
9,064	Enzymotec Ltd. (USD) *	60,548
11,506	Evogene Ltd. * #	147,578
17,952	Kamada Ltd. * #	81,077
14,869	Medgenics, Inc. (USD) *	77,170
70,051	Opko Health, Inc. (USD) *	596,134
39,981	Perrigo Co. Plc (USD)	6,004,746
42,607	Pluristem Therapeutics, Inc. (USD) *	121,856
4,707	Taro Pharmaceutical Industries Ltd. (USD) *	724,219
123,856	Teva Pharmaceutical Industries Ltd. #	6,663,147
		14,823,429
Real Estate: 4.9%
71,511	Africa Israel Investments Ltd. * # §	124,034
8,357	Africa Israel Properties Ltd. #	139,716
3,118	AL-ROV Israel Ltd. * #	100,652
54,845	Amot Investments Ltd. #	179,990
11,707	Azrieli Group #	401,870
487	Bayside Land Corp. #	136,499
2,568	Big Shopping Centers Ltd. #	109,045
30,718	Elbit Imaging Ltd. *	90,624
28,996	Gazit-Globe Ltd. #	361,645
55,959	Industrial Buildings Corp.	100,224
13,004	Jerusalem Economy Ltd. #	103,573
4,309	Jerusalem Oil Exploration * #	185,861
7,050	Melisron Ltd. #	189,559
12,672	Nitsba Holdings Ltd. * #	207,340
1,627	Property & Building Corp. *	95,911
		2,526,543
Retailing: 0.4%
18,866	Delek Automotive Systems Ltd. #	204,695
Semiconductor: 2.7%
12,187	Ceva, Inc. (USD) *	163,793
16,187	DSP Group, Inc. (USD) *	143,579
12,037	EZchip Semiconductor Ltd. * #	290,219
13,469	Mellanox Technologies Ltd. (USD) *	604,354
14,925	Nova Measuring Instruments Ltd. * #	161,665
		1,363,610
Software & Services: 22.9%
14,450	Allot Communications Ltd. (USD) *	165,019
53,082	Amdocs Ltd. (USD)	2,435,402
13,337	Attunity Ltd. (USD) *	99,627
67,750	Babylon Ltd. #	40,865
6,763	Borderfree, Inc. (USD) *	87,243
46,955	Check Point Software Technologies Ltd. (USD) *	3,251,164
18,434	Clicksoftware Technologies Ltd. (USD) *	148,025
4,772	Formula Systems Ltd. #	125,851
9,840	Imperva, Inc. (USD) *	282,703
23,934	LivePerson, Inc. (USD) *	301,329
18,122	Magic Software Enterprises Ltd. #	124,574
23,219	Matrix IT Ltd. #	125,754
20,865	NICE Systems Ltd. #	851,416
13,728	Perion Network Ltd. (USD) *	76,328
66,538	Playtech Ltd. (GBP) #	772,515
40,931	SafeCharge International Group Ltd. (GBP)	157,926
16,600	Sapiens International Corp. NV (USD) *	122,840
5,195	Varonis Systems, Inc. (USD) *	109,615
34,774	VeriFone Systems, Inc. (USD) *	1,195,530
17,636	Verint Systems, Inc. (USD) *	980,738
14,750	Wix.com Ltd. (USD) *	239,688
		11,694,152
Technology Hardware & Equipment: 6.0%
21,796	AudioCodes Ltd. (USD) *	104,621
45,165	Ceragon Networks Ltd. (USD) *	107,493
7,564	Ituran Location and Control Ltd. #	158,903
16,144	Orbotech Ltd. (USD) *	251,524
16,761	Radware Ltd. (USD) *	295,999
3,463	Silicom Ltd. (USD)	100,946
14,124	Stratasys Ltd. (USD) *	1,705,897
10,887	SuperCom Ltd. (USD) *	134,454
44,545	Telit Communications Plc (GBP) * #	186,690
		3,046,527
Telecommunication Services: 3.2%
656,305	Bezeq The Israeli Telecommunication Corp. Ltd. #	1,132,454
22,487	Cellcom Israel Ltd. #	248,432
34,881	Partner Communications Co. Ltd. * #	248,339
		1,629,225
Utilities: 0.4%
8,463	Ormat Technologies, Inc. (USD)	222,323
Total Common Stocks (Cost: $47,287,357)		50,821,871
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $218,093)
Real Estate: 0.5%
32,664	Alony Hetz Properties & Investments Ltd. #	235,704
WARRANTS: 0.0% (Cost: $0)
Real Estate: 0.0%
5,946	Africa Israel Investments Ltd. 03/31/15 Warrants (ILS 1,200.00, expiring 03/31/15) *	418
Total Investments: 99.9% (Cost: $47,505,450)		51,057,993
Other assets less liabilities: 0.1%		64,875
NET ASSETS: 100.0%		$51,122,868

GBP	British Pound
ILS	Israeli Sheqel
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,419,603 which represents 53.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $124,034 which represents 0.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	1.7%	$886,442
Consumer Staples	1.7	886,878
Energy	4.7	2,408,388
Financials	18.6	9,471,902
Health Care	30.1	15,357,063
Industrials	2.9	1,461,917
Information Technology	31.5	16,104,289
Materials	5.2	2,629,566
Telecommunication Services	3.2	1,629,225
Utilities	0.4	222,323
	100.0%	$51,057,993

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$5,267,678	$—	$5,267,678
Capital Goods	—	1,461,917	—	1,461,917
Consumer Durables & Apparel	233,797	277,179	—	510,976
Consumer Services	—	170,771	—	170,771
Diversified Financials	115,698	369,875	—	485,573
Energy	847,163	1,561,225	—	2,408,388
Food & Staples Retailing	—	307,238	—	307,238
Food, Beverage & Tobacco	—	579,640	—	579,640
Health Care Equipment & Services	331,573	202,061	—	533,634
Insurance	—	955,986	—	955,986
Materials	454,629	2,174,937	—	2,629,566
Pharmaceuticals, Biotechnology	7,880,193	6,943,236	—	14,823,429
Real Estate	286,759	2,239,784	—	2,526,543
Retailing	—	204,695	—	204,695
Semiconductor	911,726	451,884	—	1,363,610
Software & Services	9,653,177	2,040,975	—	11,694,152
Technology Hardware & Equipment	2,700,934	345,593	—	3,046,527
Telecommunication Services	—	1,629,225	—	1,629,225
Utilities	222,323	—	—	222,323
Real Estate Investment Trust *	—	235,704	—	235,704
Warrants *	418	—	—	418
Total	$23,638,390	$27,419,603	$—	$51,057,993

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $691,375 and transfers from Level 2 to Level 1 were $56,437. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 90.0%
Argentina: 3.1%
7,589	Arcos Dorados Holdings Inc. (USD)	$45,382
1,888	Banco Macro SA (ADR)	74,784
3,232	BBVA Banco Frances SA (ADR)	41,757
2,771	Cresud SACIF y A (ADR)	30,204
3,681	Grupo Financiero Galicia SA (ADR)	52,307
		244,434
Australia: 1.0%
57,701	Beadell Resources Ltd. * #	20,351
19,311	Karoon Gas Australia Ltd. * † #	58,827
		79,178
Bermuda: 0.1%
4,450	GP Investments Ltd. (BDR) (BRL) *	8,708
Brazil: 26.9%
3,900	Abril Educacao SA	60,306
5,250	Aliansce Shopping Centers SA	39,679
10,800	Alupar Investimento SA	76,552
5,045	American Banknote SA	78,939
2,500	Arezzo Industria e Comercio SA	29,823
12,750	Brasil Brokers Participacoes SA	17,241
6,500	Brasil Insurance Participacoes e Administracao SA	21,244
24,700	Brazil Pharma SA *	38,043
24,469	Brookfield Incorporacoes SA *	15,295
5,000	Cia de Saneamento de Minas Gerais SA	63,323
11,000	Cia Hering SA	111,449
4,100	CVC Brasil Operadora e Agencia de Viagens SA	26,130
8,700	Direcional Engenharia SA	35,472
27,700	Eneva SA *	7,922
6,733	Equatorial Energia SA	68,217
12,200	Eternit SA	19,638
19,550	Even Construtora e Incorporadora SA	43,529
8,000	EZ Tec Empreendimentos e Participacoes SA	68,634
6,100	Fleury SA	35,263
5,000	GAEC Educacao SA	60,443
14,809	Gafisa SA (ADR) †	35,394
8,286	Gol Linhas Aereas Inteligentes SA (ADR)	39,856
9,270	Helbor Empreendimentos SA	20,148
2,210	HRT Participacoes em Petroleo SA *	9,886
4,900	Iguatemi Empresa de Shopping Centers SA	49,666
4,000	International Meal Co. Holdings SA	29,088
5,750	Iochpe Maxion SA	39,183
9,150	JHSF Participacoes SA	13,420
5,300	Julio Simoes Logistica SA	26,200
6,900	Light SA	58,295
2,700	Linx SA	56,476
4,020	LPS Brasil Consultoria de Imoveis SA	17,918
7,350	Magazine Luiza SA	22,761
17,450	Magnesita Refratarios SA	22,456
4,100	Mahle-Metal Leve SA Industria e Comercio	36,013
23,200	Marfrig Alimentos SA *	63,124
3,000	Marisa Lojas SA	19,095
6,550	Mills Estruturas e Servicos de Engenharia SA	47,899
7,400	Minerva SA *	38,848
17,700	MRV Engenharia e Participacoes SA	59,368
11,200	Paranapanema SA *	9,655
61,900	PDG Realty SA Empreendimentos e Participacoes *	27,817
2,700	Positivo Informatica SA	2,338
800	Profarma Distribuidora de Produtos Farmaceuticos SA	3,674
49,100	Prumo Logistica SA *	18,053
8,500	QGEP Participacoes SA	32,260
4,600	Restoque Comercio e Confeccoes de Roupas SA *	15,391
22,348	Rossi Residencial SA *	9,860
10,800	Santos Brasil Participacoes SA	73,155
5,300	Sao Martinho SA	85,095
4,000	Ser Educacional SA	41,181
3,150	SLC Agricola SA	21,118
3,600	Smiles SA	57,065
2,150	Sonae Sierra Brasil SA	16,092
1,900	T4F Entretenimento SA *	2,756
450	Technos SA	1,848
3,450	Tecnisa SA	6,963
2,850	Tegma Gestao Logistica SA	20,725
5,100	Tupy SA	38,754
1,800	UNICASA Industria de Moveis SA	2,464
17,686	Vanguarda Agro SA *	14,451
		2,122,951
Canada: 20.7%
9,472	Alamos Gold, Inc. (USD)	75,397
6,334	Alvopetro Energy Ltd. *	3,676
11,956	Argonaut Gold, Inc. *	41,848
21,903	AuRico Gold, Inc. (USD)	76,441
49,704	B2Gold Corp. (USD) *	100,899
3,658	Bear Creek Mining Corp. *	6,043
11,455	Canacol Energy Ltd. *	53,902
36,117	Capstone Mining Corp. *	72,560
8,629	Continental Gold Ltd. *	22,344
9,709	Endeavour Silver Corp. (USD) *	42,428
11,860	First Majestic Silver Corp. (USD) *	92,508
8,780	Fortuna Silver Mines, Inc. *	35,435
27,488	Gran Tierra Energy, Inc. (USD) *	152,284
12,847	Great Panther Silver Ltd. (USD) *	13,104
15,496	HudBay Minerals Inc.	132,414
4,268	MAG Silver Corp. *	31,745
18,179	McEwen Mining, Inc. (USD) *	35,631
13,843	Pan American Silver Corp. (USD)	151,996
11,195	Parex Resources, Inc. *	124,450
11,217	Primero Mining Corp (USD) *	54,402
29,849	Rio Alto Mining Ltd. *	71,161
10,113	Sandstorm Gold Ltd. (USD) *	43,486
31,587	Sherritt International Corp. †	87,432
6,692	Silver Standard Resources, Inc. (USD) *	40,821
53,270	Torex Gold Resources, Inc. *	69,920
		1,632,327
Chile: 9.4%
35,062	AFP Habitat SA #	51,494
34,420	AquaChile SA *	22,700
33,272	Besalco SA	23,081
7,780	Cap SA	82,440
1,179,081	Cia Sud Americana de Vapores SA *	44,153
13,550	Cruz Blanca Salud SA	11,213
52,598	E.CL SA	74,702
6,812	Empresas Hites SA	3,129
215,871	Empresas Iansa SA	7,488
10,161	Forus SA	42,942
30,812	Inversiones Aguas Metropolitanas SA	47,065
2,231	Inversiones La Construccion SA	29,888
228,498	Masisa SA	9,145
38,229	Parque Arauco SA	73,023
94,622	Ripley Corp. SA	50,885
34,416	Salfacorp SA #	25,836
537,943	Sociedad Matriz SAAM SA	44,516
51,589	Vina Concha y Toro SA	101,095
		744,795
Luxembourg: 0.7%
6,112	Adecoagro SA (USD) *	53,786
Mexico: 16.3%
134,250	Axtel SAB de CV *	39,184
34,800	Banregio Grupo Financiero SAB de CV	193,168
63,000	Bolsa Mexicana de Valores SAB de CV	135,377
6,800	Cia Minera Autlan SAB de CV	7,726
65,550	Consorcio ARA SAB de CV *	29,821
9,327	Controladora Vuela Cia de Aviacion SAB de CV (ADR) *	80,958
54,750	Corp GEO SAB de CV * # §	0
42,100	Corp Inmobiliaria Vesta SAB de CV †	90,121
19,100	Credito Real SAB. de CV	54,041
15,003	Empresas ICA SAB de CV (ADR) *	103,821
44,700	Grupo Aeromexico SAB de CV * †	66,232
13,950	Grupo Aeroportuario del Centro Norte SAB de CV †	61,531
17,250	Grupo Famsa SAB de CV *	17,057
22,500	Grupo Herdez SAB de CV	60,461
16,400	Grupo KUO SAB De CV	37,671
9,950	Grupo Simec SAB de CV *	44,607
21,000	Hoteles City Express SAB de CV *	38,527
22,900	Organizacion Cultiba SAB de CV	38,364
29,200	Qualitas Controladora SAB de CV	78,248
203,100	TV Azteca SA de CV	104,646
46,500	Urbi Desarrollos Urbanos SAB de CV * # §	0
		1,281,561
Panama: 1.1%
2,820	Banco Latinoamericano de Comercio Exterior SA (USD)	86,518
Peru: 0.8%
78,671	Ferreyros SA	45,196
7,801	Hochschild Mining Plc (GBP) *	17,111
		62,307
Puerto Rico: 3.0%
5,014	EVERTEC, Inc.	112,013
11,529	First Bancorp *	54,763
2,633	OFG Bancorp	39,442
1,693	Triple-S Management Corp. *	33,691
		239,909
Spain: 0.6%
9,520	Duro Felguera SA #	45,274
United Kingdom: 0.8%
64,321	Amerisur Resources Plc *	58,914
44,058	Patagonia Gold Plc *	5,446
		64,360
United States: 5.5%
447	Apco Oil and Gas International, Inc. *	5,762
7,936	BPZ Resources, Inc. *	15,158
8,245	Coeur d’Alene Mines Corp. *	40,895
2,329	First Cash Financial Services, Inc. *	130,377
2,358	Fresh Del Monte Produce, Inc.	75,220
4,202	Gold Resource Corp.	21,514
2,907	Harvest Natural Resources, Inc. *	10,669
18,178	McDermott International, Inc. *	103,978
1,533	Superior Industries International, Inc.	26,874
		430,447
Total Common Stocks (Cost: $9,111,651)		7,096,555
PREFERRED STOCKS: 3.1%
Brazil: 2.8%
4,467	Banco ABC Brasil SA	25,705
4,100	Banco Daycoval SA	15,578
2,750	Banco Industrial e Comercial SA *	8,201
16,084	Banco Pan SA *	20,698
1,200	Cia Energetica do Ceara	18,384
8,200	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	28,442
38,300	Marcopolo SA	62,275
14,787	Randon Implementos e Participacoes SA	38,904
950	Saraiva SA Livreiros Editores	5,414
		222,601
Chile: 0.3%
11,323	Coca-Cola Embonor SA	18,361
Total Preferred Stocks (Cost: $327,051)		240,962
REAL ESTATE INVESTMENT TRUSTS: 6.3%
Brazil: 0.3%
592	FII BTG Pactual Corporate Office Fund	28,614
Mexico: 6.0%
23,900	Asesor de Activos Prisma SAPI de CV	31,195
53,100	Concentradora Fibra Hotelera Mexicana SA de CV	92,595
86,200	Mexico Real Estate Management SA de CV	152,112
36,200	Prologis Property Mexico SA de CV	76,117
54,300	TF Administradora Industrial, S de RL de CV	118,946
		470,965
Total Real Estate Investment Trusts (Cost: $528,009)		499,579
MONEY MARKET FUND: 2.5% (Cost: $196,059)
196,059	Dreyfus Government Cash Management Fund	196,059
Total Investments Before Collateral for Securities Loaned: 101.9% (Cost: $10,162,770)		8,033,155
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3% (Cost: $263,396)
Money Market Fund: 3.3%
263,396	Bank of New York Overnight Government Fund	263,396
Total Investments: 105.2% (Cost: $10,426,166)		8,296,551
Liabilities in excess of other assets: (5.2)%		(409,931)
NET ASSETS: 100.0%		$7,886,620

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
GBP	British Pound
LDR	Local Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $233,441.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $201,782 which represents 2.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	15.5%	$1,241,724
Consumer Staples	8.0	638,154
Energy	7.8	629,766
Financials	24.5	1,968,241
Health Care	1.1	83,841
Industrials	12.7	1,023,458
Information Technology	2.1	170,827
Materials	19.9	1,598,999
Telecommunication Services	0.5	39,184
Utilities	5.5	442,902
Money Market Fund	2.4	196,059
	100.0%	$8,033,155

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$244,434	$—	$—	$244,434
Australia	—	79,178	—	79,178
Bermuda	8,708	—	—	8,708
Brazil	2,122,951	—	—	2,122,951
Canada	1,632,327	—	—	1,632,327
Chile	667,465	77,330	—	744,795
Luxembourg	53,786	—	—	53,786
Mexico	1,281,561	—	—	1,281,561
Panama	86,518	—	—	86,518
Peru	62,307	—	—	62,307
Puerto Rico	239,909	—	—	239,909
Spain	—	45,274	—	45,274
United Kingdom	64,360	—	—	64,360
United States	430,447	—	—	430,447
Preferred Stocks*	240,962	—	—	240,962
Real Estate Investment Trusts*	499,579	—	—	499,579
Money Market Funds	459,455	—	—	459,455
Total	$8,094,769	$201,782	$—	$8,296,551

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Common Stocks
Mexico
Balance as of December 31, 2013	$536
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(536)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2014	$0

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $46,918 and transfers from Level 2 to Level 1 were $332,761. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 36.2%
31,563	Alior Bank SA * #	$808,971
24,985	Bank Handlowy w Warszawie SA #	942,227
204,127	Bank Millennium SA #	541,162
32,110	Bank Pekao SA #	1,880,033
11,907	Bank Zachodni WBK SA #	1,419,021
6,457	BRE Bank SA #	959,048
750,012	Get Bank SA * #	636,443
190,180	Getin Holding SA * † #	168,525
174,934	PKO Bank Polski SA #	2,092,444
		9,447,874
Diversified Financials: 0.9%
20,778	Warsaw Stock Exchange #	237,377
Energy: 13.0%
41,722	Grupa Lotos SA * #	354,827
15,870	Lubelski Wegiel Bogdanka SA † #	527,346
105,296	Polski Koncern Naftowy Orlen SA #	1,311,746
793,167	Polskie Gornictwo Naftowe I Gazownictwo SA #	1,212,610
		3,406,529
Food & Staples Retailing: 6.2%
59,355	Eurocash SA #	579,315
94,576	Jeronimo Martins, SGPS SA (EUR) #	1,040,901
		1,620,216
Insurance: 7.7%
13,835	Powszechny Zaklad Ubezpieczen SA † #	2,009,304
Materials: 9.2%
40,413	Jastrzebska Spolka Weglowa SA * † #	392,589
41,577	KGHM Polska Miedz SA #	1,585,889
303,641	Synthos SA #	420,702
		2,399,180
Media: 5.0%
114,102	Cyfrowy Polsat SA #	953,062
72,227	TVN SA * †	342,138
		1,295,200
Real Estate: 0.7%
107,485	Globe Trade Centre SA * † #	181,517
Software & Services: 2.2%
41,266	Asseco Poland SA #	580,401
Telecommunication Services: 5.4%
111,767	Netia SA #	188,825
347,449	Telekomunikacja Polska SA #	1,221,663
		1,410,488
Utilities: 13.4%
165,450	Enea SA #	810,856
241,797	Polska Grupa Energetyczna SA #	1,529,753
723,871	Tauron Polska Energia SA #	1,172,842
		3,513,451
Total Common Stocks (Cost: $29,323,205)		26,101,537
MONEY MARKET FUND: 0.2% (Cost: $40,338)
40,338	Dreyfus Government Cash Management Fund	40,338

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $29,363,543)		26,141,875
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.1% (Cost: $1,853,215)
Money Market Fund: 7.1%
1,853,215	Bank of New York Overnight Government Fund	1,853,215
Total Investments: 107.2% (Cost: $31,216,758)		27,995,090
Liabilities in excess of other assets: (7.2)%		(1,868,407)
NET ASSETS: 100.0%		$26,126,683

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,751,165.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,759,399 which represents 98.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	5.0%	$1,295,200
Consumer Staples	6.2	1,620,216
Energy	13.0	3,406,529
Financials	45.4	11,876,072
Information Technology	2.2	580,401
Materials	9.2	2,399,180
Telecommunication Services	5.4	1,410,488
Utilities	13.4	3,513,451
Money Market Fund	0.2	40,338
	100.0%	$26,141,875

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$9,447,874	$—	$9,447,874
Diversified Financials	—	237,377	—	237,377
Energy	—	3,406,529	—	3,406,529
Food & Staples Retailing	—	1,620,216	—	1,620,216
Insurance	—	2,009,304	—	2,009,304
Materials	—	2,399,180	—	2,399,180
Media	342,138	953,062	—	1,295,200
Real Estate	—	181,517	—	181,517
Software & Services	—	580,401	—	580,401
Telecommunication Services	—	1,410,488	—	1,410,488
Utilities	—	3,513,451	—	3,513,451
Money Market Funds	1,893,553	—	—	1,893,553
Total	$2,235,691	$25,759,399	$—	$27,995,090

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $1,423,610 and transfers from Level 2 to Level 1 were $444,172. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.4%
Banks: 10.8%
16,854,537	Sberbank of Russia (ADR) #	$132,541,433
37,212,525	VTB Bank OJSC (GDR) # Reg S	73,667,515
		206,208,948
Energy: 37.6%
1,019,917	Eurasia Drilling Co. Ltd. (GDR) Reg S	28,965,643
2,908,668	Lukoil (ADR) #	148,171,475
1,074,845	Novatek OAO (GDR) # Reg S	111,974,389
22,601,008	OAO Gazprom (ADR) #	158,506,610
724,815	OAO TMK (GDR) Reg S	6,595,816
15,145,880	Rosneft Oil Co. (GDR) # Reg S	88,227,280
13,143,021	Surgutneftegas OJSC (ADR) #	87,526,145
2,474,869	Tatneft (ADR) #	87,018,297
		716,985,655
Food & Staples Retailing: 8.3%
2,249,318	Magnit OAO (GDR) # Reg S	129,380,801
867,907	O’Key Group SA (GDR) # Reg S	6,294,587
1,199,252	X5 Retail Group NV (GDR) * # Reg S	22,101,894
		157,777,282
Materials: 15.8%
5,537,797	Evraz Plc (GBP) #	11,616,288
6,405,550	JSC MMC Norilsk Nickel (ADR) #	119,024,548
1,646,320	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	4,171,418
2,032,013	Mechel OAO (ADR) *	2,296,175
1,235,412	Novolipetsk Steel (GDR) # Reg S	17,922,903
2,094,198	Petropavlovsk Plc (GBP) *	746,902
2,924,628	Polymetal International (GBP) #	24,349,240
9,822,080	Polyus Gold International Ltd. (GBP) * #	30,548,642
1,829,726	Raspadskaya OAO (USD) * #	804,602
2,590,306	Severstal OAO (GDR) # Reg S	25,694,701
22,346,000	United Company RUSAL Plc (HKD) * #	12,414,282
2,866,374	Uralkali OJSC (GDR) # Reg S	50,689,167
		300,278,868
Media: 0.3%
825,660	CTC Media, Inc. (USD)	5,490,639
Pharmaceuticals, Biotechnology: 0.8%
632,538	OTCPharm * # §	3,936,855
823,630	Pharmstandard (GDR) * # Reg S	10,432,691
		14,369,546
Real Estate: 0.5%
2,882,383	LSR Group (GDR) # Reg S	10,482,224
Software & Services: 4.8%
586,794	Mail.ru Group Ltd. (GDR) * # Reg S	16,452,520
2,695,867	Yandex NV (USD) *	74,931,623
		91,384,143
Telecommunication Services: 10.2%
1,551,852	MegaFon OAO (GDR) # Reg S	39,253,679
5,560,569	Mobile TeleSystems OJSC (ADR)	83,074,901
2,161,577	Rostelecom OJSC (ADR) #	34,393,658
2,557,547	Sistema JSFC (GDR) # Reg S	17,542,097
2,845,324	VimpelCom Ltd. (ADR)	20,543,239
		194,807,574
Transportation: 1.0%
868,725	Global Ports Investments Plc (GDR) Reg S	6,211,384
1,526,695	Globaltrans Investment Plc (GDR) Reg S	12,824,238
		19,035,622
Utilities: 3.3%
145,748,304	E.ON Russia JSC (USD) * #	9,253,851
3,683,103,094	Federal Grid Co. Unified Energy System JSC (USD) * #	5,241,056
464,279,912	IDGC Holding JSC (USD) * #	6,148,923
33,201,031,515	Inter Rao Ues OAO (USD) * #	7,403,830
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	66,187
86,585,807	Mosenergo OAO (USD) * #	1,707,992
18,768,100	RusHydro OAO (ADR) #	33,620,987
		63,442,826
Total Common Stocks (Cost: $2,172,968,579)		1,780,263,327
PREFERRED STOCKS: 6.6%
Banks: 1.1%
13,589,970	Sberbank of Russia (USD) * #	19,786,969
Energy: 5.5%
22,396	AK Transneft OAO (USD) * #	49,442,112
81,275,728	Surgutneftegas OJSC (USD) * #	56,054,325
		105,496,437
Total Preferred Stocks (Cost: $125,471,196)		125,283,406
MONEY MARKET FUND: 0.0% (Cost: $1,256,972)
1,256,972	Dreyfus Government Cash Management Fund	1,256,972
Total Investments: 100.0% (Cost: $2,299,696,747)		1,906,803,705
Liabilities in excess of other assets: (0.0)%		(330,085)
NET ASSETS: 100.0%		$1,906,473,620

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,663,866,173 which represents 87.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,003,042 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	0.3%	$5,490,639
Consumer Staples	8.3	157,777,282
Energy	43.1	822,482,092
Financials	12.4	236,478,141
Health Care	0.8	14,369,546
Industrials	1.0	19,035,622
Information Technology	4.8	91,384,143
Materials	15.7	300,278,868
Telecommunication Services	10.2	194,807,574
Utilities	3.3	63,442,826
Money Market Fund	0.1	1,256,972
	100.0%	$1,906,803,705

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$206,208,948	$—	$206,208,948
Energy	35,561,459	681,424,196	—	716,985,655
Food & Staples Retailing	—	157,777,282	—	157,777,282
Materials	3,043,077	297,235,791	—	300,278,868
Media	5,490,639	—	—	5,490,639
Pharmaceuticals, Biotechnology	—	10,432,691	3,936,855	14,369,546
Real Estate	—	10,482,224	—	10,482,224
Software & Services	74,931,623	16,452,520	—	91,384,143
Telecommunication Services	103,618,140	91,189,434	—	194,807,574
Transportation	19,035,622	—	—	19,035,622
Utilities	—	63,376,639	66,187	63,442,826
Preferred Stocks*	—	125,283,406	—	125,283,406
Money Market Fund	1,256,972	—	—	1,256,972
Total	$242,937,532	$1,659,863,131	$4,003,042	$1,906,803,705

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Pharmaceuticals, Biotechnology	Utilities
Balance as of December 31, 2013	$—	$109,932
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	2,680,589	(43,745)
Purchases	1,256,266	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2014	$3,936,855	$66,187

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $119,697,970 and transfers from Level 2 to Level 1 were $1,247,235. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.9%
Banks: 1.4%
221,985	TCS Group Holding Plc (GDR) * # Reg S	$1,035,466
Consumer Durables & Apparel: 8.1%
2,051,815	PIK Group (GDR) * Reg S	6,011,818
Diversified Financials: 2.2%
263,487	Vostok Nafta Investment Ltd (SEK) * #	1,664,084
Energy: 9.7%
146,855	CAT Oil AG (EUR) #	2,783,501
426,328	Exillon Energy Plc (GBP) * #	1,085,006
360,920	OAO TMK (GDR) Reg S	3,284,372
		7,152,879
Food & Staples Retailing: 4.2%
424,758	O’Key Group SA (GDR) # Reg S	3,080,603
Materials: 8.5%
47,553	Acron JSC (USD) * #	1,502,486
643,847	Highland Gold Mining Ltd. (GBP)	537,543
3,208,000	IRC Ltd. (HKD) * #	251,698
819,088	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	2,075,391
1,007,231	Mechel OAO (ADR) *	1,138,171
1,043,379	Petropavlovsk Plc (GBP) *	372,124
928,079	Raspadskaya OAO (USD) * #	408,113
		6,285,526
Media: 7.7%
395,849	CTC Media, Inc. (USD)	2,632,396
1,113,030	ITE Group Plc (GBP) #	3,050,083
		5,682,479
Pharmaceuticals, Biotechnology: 8.5%
175,600	OTCPharm * # §	1,092,917
410,116	Pharmstandard (GDR) * # Reg S	5,194,825
		6,287,742
Real Estate: 12.6%
685,199	Etalon Group Ltd. (GDR) # Reg S	2,499,448
1,435,348	LSR Group (GDR) # Reg S	5,219,861
1,547,702	Raven Russia Ltd. (GBP) * #	1,620,487
		9,339,796
Software & Services: 4.3%
101,324	Qiwi Plc (ADR)	3,200,825
Transportation: 10.3%
3,903,519	Aeroflot - Russian Airlines OJSC (USD) * #	4,264,474
403,195	Globaltrans Investment Plc (GDR) Reg S	3,386,838
		7,651,312
Utilities: 15.4%
1,869,241,200	Federal Grid Co. Unified Energy System JSC (USD) * #	2,659,930
236,215,200	IDGC Holding JSC (USD) * #	3,128,434
16,840,760,000	Inter Rao Ues OAO (USD) * #	3,755,490
43,717,800	Mosenergo OAO (USD) * #	862,377
218,642,600	OGK-2 OAO (USD) * #	1,021,498
		11,427,729
Total Common Stocks (Cost: $75,151,756)		68,820,259
PREFERRED STOCK: 8.6% (Cost: $6,206,337)
Energy: 8.6%
2,891	AK Transneft OAO (USD) * #	6,382,262
MONEY MARKET FUND: 0.3% (Cost: $174,601)
174,601	Dreyfus Government Cash Management Fund	174,601
Total Investments: 101.8% (Cost: $81,532,694)		75,377,122
Liabilities in excess of other assets: (1.8)%		(1,308,124)
NET ASSETS: 100.0%		$74,068,998

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,638,434 which represents 73.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,092,917 which represents 1.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	15.5%	$11,694,297
Consumer Staples	4.1	3,080,603
Energy	18.0	13,535,141
Financials	16.0	12,039,346
Health Care	8.3	6,287,742
Industrials	10.2	7,651,312
Information Technology	4.2	3,200,825
Materials	8.3	6,285,526
Utilities	15.2	11,427,729
Money Market Fund	0.2	174,601
	100.0%	$75,377,122

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,035,466	$—	$1,035,466
Consumer Durables & Apparel	6,011,818	—	—	6,011,818
Diversified Financials	—	1,664,084	—	1,664,084
Energy	3,284,372	3,868,507	—	7,152,879
Food & Staples Retailing	—	3,080,603	—	3,080,603
Materials	2,047,838	4,237,688	—	6,285,526
Media	2,632,396	3,050,083	—	5,682,479
Pharmaceuticals, Biotechnology	—	5,194,825	1,092,917	6,287,742
Real Estate	—	9,339,796	—	9,339,796
Software & Services	3,200,825	—	—	3,200,825
Transportation	3,386,838	4,264,474	—	7,651,312
Utilities	—	11,427,729	—	11,427,729
Preferred Stock
Energy	—	6,382,262	—	6,382,262
Money Market Fund	174,601	—	—	174,601
Total	$20,738,688	$53,545,517	$1,092,917	$75,377,122

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Common Stocks
Pharmaceuticals, Biotechnology
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	881,860
Purchases	211,057
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2014	$1,092,917

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $8,806,804 and transfers from Level 2 to Level 1 were $329,049. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Automobiles & Components: 1.0%
2,080,570	Danang Rubber JSC #	$5,970,334
Banks: 15.6%
32,376,518	Bank for Foreign Trade of Vietnam JSC	39,808,132
42,991,411	Saigon Thuong Tin Commercial JSB	38,682,650
35,848,400	Saigon-Hanoi Commercial Joint Stock Bank	15,536,699
		94,027,481
Capital Goods: 10.4%
5,810,700	Becamex Infrastructure Development JSC #	3,755,714
18,648,690	Gamuda Bhd (MYR) #	27,406,480
44,319,881	Tan Tao Investment Industry Corp. ‡ * #	18,391,046
19,572,297	Viet Nam Construction & Import-Export JSC	13,000,560
		62,553,800
Consumer Durables & Apparel: 1.7%
292,514	Hansae Co Ltd. (KRW) #	10,216,371
Consumer Services: 5.9%
6,736,978	Donaco International Ltd (AUD) * #	5,745,130
26,204,654	Minor International PCL (NVDR) (THB) #	29,916,695
		35,661,825
Diversified Financials: 5.7%
19,784,744	HAGL JSC	22,741,621
19,650,626	Ocean Group JSC ‡ #	11,323,303
		34,064,924
Energy: 20.2%
17,211,650	Petroleum Technical Services Corp.	32,594,904
68	Petrovietnam Construction Co. * #	22
5,254,371	PetroVietnam Drilling & Well Services JSC	24,010,081
12,322,975	Petrovietnam Transportation Corp. *	9,926,881
5,083,403	Premier Oil Plc (GBP) #	27,420,186
4,250,669	Soco International Plc (GBP) #	26,167,415
4,266,221	Soco International Plc B Share * #	1,521,561
		121,641,050
Food, Beverage & Tobacco: 12.7%
29,400,200	Charoen Pokphand Foods (NVDR) (THB) #	27,305,929
12,750,010	Masan Group Corp. * #	49,285,581
		76,591,510
Insurance: 4.5%
14,420,446	Bao Viet Holdings	27,309,006
Materials: 4.2%
17,566,940	PetroVietnam Fertilizer & Chemical JSC	25,157,695
Real Estate: 9.9%
28,512,720	FLC Group JSC ‡ *	15,715,408
19,240,899	Vingroup JSC	43,507,862
		59,223,270
Retailing: 2.4%
16,260,336	Parkson Holdings Bhd (MYR) * #	14,293,879
Transportation: 0.0%
6	Gemadept Corp.	10
Utilities: 2.9%
14,708,560	Pha Lai Thermal Power JSC #	17,568,529
Total Common Stocks (Cost: $505,201,743)		584,279,684
CLOSED-END FUND: 2.9% (Cost: $14,438,943)
6,364,573	VinaCapital Vietnam Opportunity Fund *	17,279,816
MONEY MARKET FUND: 0.2% (Cost: $1,328,638)
1,328,638	Dreyfus Government Cash Management Fund	1,328,638
Total Investments: 100.2% (Cost: $520,969,324)		602,888,138
Liabilities in excess of other assets: (0.2)%		(1,353,849)
NET ASSETS: 100.0%		$601,534,289

AUD	Australian Dollar
GBP	British Pound
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $276,288,175 which represents 45.7% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value as of December 31, 2013	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2014
FLC Group JSC (a)	$—	$16,233,097	$56,850	$(3,308)	$—	$15,715,408
Gemadept Corp. (b)	10,459,857	3,319,142	14,178,595	4,202,427	—	10
Ocean Group JSC	10,852,929	4,259,449	5,463,512	(493,973)	—	11,323,303
PetroVietnam Technical Services Corp. (b)	24,530,379	11,526,724	26,330,088	8,273,683	1,248,631	—
Tan Tao Investment Industry Corp.	13,675,711	6,456,438	6,608,824	337,833	—	18,391,046
	$59,518,876	$41,794,850	$52,637,869	$12,316,662	$1,248,631	$45,429,767

(a)	Not an affiliate at the beginning of the reporting period
(b)	Not an affiliate at the end of the reporting period

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	11.0	66,142,409
Consumer Staples	12.7	76,591,510
Energy	20.1	121,641,050
Financials	35.6	214,624,681
Industrials	10.4	62,553,810
Materials	4.2	25,157,695
Utilities	2.9	17,568,529
Closed-End Fund	2.9	17,279,816
Money Market Fund	0.2	1,328,638
	100.0%	$602,888,138

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$5,970,334	$—	$5,970,334
Banks	94,027,481	—	—	94,027,481
Capital Goods	13,000,560	49,553,240	—	62,553,800
Consumer Durables & Apparel	—	10,216,371	—	10,216,371
Consumer Services	—	35,661,825	—	35,661,825
Diversified Financials	22,741,621	11,323,303	—	34,064,924
Energy	66,531,866	55,109,184	—	121,641,050
Food, Beverage & Tobacco	—	76,591,510	—	76,591,510
Insurance	27,309,006	—	—	27,309,006
Materials	25,157,695	—	—	25,157,695
Real Estate	59,223,270	—	—	59,223,270
Retailing	—	14,293,879	—	14,293,879
Transportation	10	—	—	10
Utilities	—	17,568,529	—	17,568,529
Closed-End Fund	17,279,816	—	—	17,279,816
Money Market Fund	1,328,638	—	—	1,328,638
Total	$326,599,963	$276,288,175	$—	$602,888,138

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $5,227,584 and transfers from Level 2 to Level 1 were $181,094,169. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes–As of September 30, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$112,985,129	$23,235,521	$(14,765,138)	$8,470,383
Brazil Small-Cap ETF	179,110,767	12,997,378	(60,919,609)	(47,922,231)
ChinaAMC A-Share ETF	25,114,253	2,760,727	(473,925)	2,286,802
ChinaAMC SME-ChiNext ETF	11,667,146	774,610	(15,110)	759,500
Colombia ETF	4,035,859	271,259	(224,626)	46,633
Egypt Index ETF	79,407,988	24,711,723	(6,907,161)	17,804,562
Germany Small-Cap ETF	4,818,060	221,933	(584,448)	(362,515)
Gulf States Index ETF	19,853,409	9,309,588	(1,999,655)	7,309,933
India Small-Cap Index ETF	279,456,730	63,748,224	(30,611,018)	33,137,206
Indonesia Index ETF	267,967,697	10,017,127	(56,915,790)	(46,898,663)
Indonesia Small-Cap ETF	8,611,744	715,904	(1,570,407)	(854,503)
Israel ETF	47,576,689	5,649,560	(2,168,256)	3,481,304
Latin America Small-Cap Index ETF	10,906,933	478,652	(3,089,034)	(2,610,382)
Poland ETF	31,293,249	1,041,159	(4,339,318)	(3,298,159)
Russia ETF	2,346,610,670	12,027,624	(451,834,589)	(439,806,965)
Russia Small-Cap ETF	82,304,246	4,220,815	(11,147,939)	(6,927,124)
Vietnam ETF	559,200,374	99,729,304	(56,041,540)	43,687,764

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 25, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2014